UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s PGIM QMA Emerging Markets Equity Fund and PGIM QMA International Developed Markets Index Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

     PGIM QMA EMERGING MARKETS EQUITY FUND

(Formerly known as Prudential QMA Emerging Markets Equity Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 4/30/18	Average Annual Total Returns as of 4/30/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R6**	5.16	22.07	26.41 (11/29/16)
MSCI Emerging Markets Index
	4.80	21.71	26.12
Lipper Emerging Markets Funds Average
	3.87	17.94	23.28

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Lipper Emerging Markets Funds Average—The Lipper Emerging Markets Funds Average (Lipper Average) are funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM QMA Emerging Markets Equity Fund	3

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Samsung Electronics Co. Ltd., Technology Hardware, Storage & Peripherals	4.9
Tencent Holdings Ltd., Internet Software & Services	4.5
Alibaba Group Holding Ltd., Internet Software & Services	3.1
Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment	2.8
China Construction Bank Corp., Banks	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Banks	17.2
Internet Software & Services	10.4
Oil, Gas & Consumable Fuels	6.9
Technology Hardware, Storage & Peripherals	6.4
Semiconductors & Semiconductor Equipment	5.4

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at pgiminvestments.com

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Emerging Markets Equity Fund	5

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Emerging Markets Equity Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$1,051.60	1.20%	$6.10
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

6	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS 94.5%

Brazil 4.7%
Ambev SA	25,700	$171,079
Atacadao Distribuicao Comercio e Industria Ltd.a	2,200	9,489
Banco Bradesco SA	5,511	50,403
Banco Santander Brasil SA, UTS	21,400	232,986
Engie Brasil Energia SA	16,500	175,447
Hypera SA	1,900	17,046
Klabin SA, UTS	2,700	16,332
Localiza Rent a Car SA	12,430	98,640
Lojas Renner SA	4,000	37,109
Odontoprev SA	37,000	158,743
Petroleo Brasileiro SA	15,300	108,050
Sul America SA, UTS	21,700	134,045
TIM Participacoes SA	4,500	20,476
Vale SA	16,832	233,655

		1,463,500

Chile 0.5%
AES Gener SA	160,260	44,786
Cencosud SA	7,674	22,795
Enel Chile SA	658,292	81,964

		149,545

China 28.4%
58.com, Inc., ADR*	500	43,695
Agile Group Holdings Ltd.	8,000	15,781
Agricultural Bank of China Ltd. (Class H Stock)	367,000	206,919
Alibaba Group Holding Ltd., ADR*(a)	5,400	964,116
Anhui Conch Cement Co. Ltd. (Class H Stock)	38,000	237,176
ANTA Sports Products Ltd.	4,000	22,825
Autohome, Inc., ADR	2,000	195,100
Baidu, Inc., ADR*	800	200,720
Bank of China Ltd. (Class H Stock)	417,000	226,361
Bank of Communications Co. Ltd. (Class H Stock)	149,000	121,924
CGN Power Co. Ltd. (Class H Stock), 144A	59,000	16,090
China Cinda Asset Management Co. Ltd. (Class H Stock)	44,000	15,704
China Construction Bank Corp. (Class H Stock)	630,000	660,025
China Everbright International Ltd.	32,000	44,885
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A	55,000	18,942
China Medical System Holdings Ltd.	42,000	102,849
China Mobile Ltd.	15,500	147,661
China Railway Construction Corp. Ltd. (Class H Stock)	11,000	13,026

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	7

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
China Railway Group Ltd. (Class H Stock)	51,000	$40,878
China Shenhua Energy Co. Ltd. (Class H Stock)	39,000	95,661
China Telecom Corp. Ltd. (Class H Stock)	420,000	203,587
CIFI Holdings Group Co. Ltd.	20,000	15,749
CITIC Ltd.	158,000	240,950
Country Garden Holdings Co. Ltd.	134,000	273,235
CSPC Pharmaceutical Group Ltd.	20,000	50,941
Dongfeng Motor Group Co. Ltd. (Class H Stock)	14,000	15,482
Fosun International Ltd.	14,500	30,812
Geely Automobile Holdings Ltd.	67,000	176,212
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	12,000	21,981
Haitian International Holdings Ltd.	63,000	167,662
Hengan International Group Co. Ltd.	4,000	35,573
Industrial & Commercial Bank of China Ltd. (Class H Stock)	612,000	537,264
Momo, Inc., ADR*	600	20,940
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	34,000	332,228
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	96,000	58,996
Shanghai Industrial Holdings Ltd.	62,000	162,582
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	57,600	157,229
Shimao Property Holdings Ltd.	6,500	17,193
Sihuan Pharmaceutical Holdings Group Ltd.	19,000	4,592
Sino-Ocean Group Holding Ltd.	271,000	188,172
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	20,000	13,280
Sinopharm Group Co. Ltd. (Class H Stock)	6,800	28,674
SOHO China Ltd.	362,500	186,139
Tencent Holdings Ltd.	28,500	1,401,143
Weibo Corp., ADR*	1,800	206,136
Weichai Power Co. Ltd. (Class H Stock)	170,000	196,800
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	158,000	197,709
Yum China Holdings, Inc.	6,600	282,216
YY, Inc., ADR*	2,000	192,780

		8,806,595

Colombia 0.1%
Ecopetrol SA	26,620	29,283

Czech Republic 0.6%
Moneta Money Bank A/S, 144A	48,529	174,436

Greece 0.9%
Hellenic Telecommunications Organization SA	7,364	107,208
JUMBO SA	10,161	185,991

		293,199

See Notes to Financial Statements.

8

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong 0.7%
Haier Electronics Group Co. Ltd.*	47,000	$162,610
Kingboard Chemical Holdings Ltd.	3,500	14,239
Nine Dragons Paper Holdings Ltd.	9,000	13,423
Sino Biopharmaceutical Ltd.	15,000	31,587

		221,859

Hungary 0.6%
MOL Hungarian Oil & Gas PLC	16,744	193,490

India 7.3%
Aurobindo Pharma Ltd.	22,667	217,472
Bajaj Auto Ltd.	4,200	185,074
Bharat Forge Ltd.	5,292	61,171
Havells India Ltd.	1,204	9,829
Hindustan Petroleum Corp. Ltd.	3,418	15,533
Hindustan Unilever Ltd.	3,394	76,445
Housing Development Finance Corp. Ltd.	1,614	45,453
Infosys Ltd., ADR	20,100	355,167
JSW Steel Ltd.	20,561	99,509
Mahindra & Mahindra Ltd., GDR	14,698	191,809
Maruti Suzuki India Ltd.	352	46,319
Nestle India Ltd.	127	17,861
Reliance Industries Ltd., GDR, 144A	7,104	205,305
Shriram Transport Finance Co. Ltd.	799	19,199
Tata Consultancy Services Ltd.	2,545	134,342
Tata Steel Ltd., GDR	1,645	14,509
Tech Mahindra Ltd.	24,968	249,796
Titan Co. Ltd.	17,275	253,332
Vakrangee Ltd.	2,204	3,288
Vedanta Ltd., ADR	3,300	58,476

		2,259,889

Indonesia 1.2%
Bank Negara Indonesia Persero Tbk PT	292,400	168,339
Bank Rakyat Indonesia Persero Tbk PT	306,500	70,669
Gudang Garam Tbk PT	11,500	57,131
Indofood Sukses Makmur Tbk PT	155,300	77,646

		373,785

Malaysia 2.8%
AirAsia Group Bhd	212,400	207,498
Genting Bhd	16,500	37,471
Hartalega Holdings Bhd	7,000	10,418

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Malaysia (cont’d)
Hong Leong Bank Bhd	3,500	$16,874
IOI Corp. Bhd	11,900	14,458
Petronas Chemicals Group Bhd	12,200	26,210
PPB Group Bhd	43,700	213,830
Public Bank Bhd	15,700	95,000
Tenaga Nasional Bhd	64,000	257,707

		879,466

Mexico 3.9%
America Movil SAB de CV (Class L Stock)	259,200	239,768
Gruma SAB de CV (Class B Stock)	17,065	208,663
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	10,400	108,037
Grupo Financiero Banorte SAB de CV (Class O Stock)	46,000	287,677
Grupo Mexico SAB de CV (Class B Stock)	20,800	68,866
Wal-Mart de Mexico SAB de CV	102,700	285,552

		1,198,563

Poland 0.6%
Jastrzebska Spolka Weglowa SA*	7,414	173,850
LPP SA	7	18,204

		192,054

Qatar 0.1%
Ooredoo QPSC	1,495	32,524
Qatar Islamic Bank SAQ	323	9,490

		42,014

Romania 0.1%
NEPI Rockcastle PLC	1,758	19,375

Russia 3.1%
Gazprom PJSC	69,830	161,461
Inter RAO UES PJSC	173,000	10,985
LUKOIL PJSC	2,746	181,408
Magnit PJSC , GDR	576	10,938
Magnitogorsk Iron & Steel Works PJSC	11,800	9,091
MMC Norilsk Nickel PJSC	352	60,125
Mobile TeleSystems PJSC, ADR	2,700	28,350
Novatek PJSC, GDR	244	30,988
Novolipetsk Steel PJSC	6,260	15,983
PhosAgro PJSC, GDR	489	7,051
Polyus PJSC	148	9,381

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Russia (cont’d)
Rosneft Oil Co. PJSC	2,040	$12,392
Rostelecom PJSC	30,390	31,635
Sberbank of Russia PJSC, ADR	15,920	237,208
Sistema PJSC, GDR	5,972	21,714
Surgutneftegas OJSC, ADR	2,756	12,948
Tatneft PJSC	11,470	121,869

		963,527

South Africa 6.3%
Aspen Pharmacare Holdings Ltd.	2,082	44,891
Barclays Africa Group Ltd.	587	8,598
Exxaro Resources Ltd.	1,124	9,970
FirstRand Ltd.	18,475	98,943
Growthpoint Properties Ltd., REIT	90,938	212,274
Kumba Iron Ore Ltd.	6,328	135,182
Mr. Price Group Ltd.	1,305	28,637
Naspers Ltd. (Class N Stock)	2,485	605,395
Pick’n Pay Stores Ltd.	2,033	13,161
RMB Holdings Ltd.	31,613	198,285
Sappi Ltd.	13,835	88,290
Shoprite Holdings Ltd.	2,459	48,924
Standard Bank Group Ltd.	17,115	293,532
Telkom SA SOC Ltd.	38,791	177,153

		1,963,235

South Korea 15.5%
DB Insurance Co. Ltd.	380	22,306
E-MART, Inc.	111	27,943
Hana Financial Group, Inc.	5,885	261,489
Hanwha Chemical Corp.	565	15,189
Hotel Shilla Co. Ltd.	174	18,716
Hyundai Marine & Fire Insurance Co. Ltd.	349	12,469
Hyundai Steel Co.	445	25,152
Industrial Bank of Korea	13,607	213,383
KB Financial Group, Inc.	5,302	301,233
KT&G Corp.	2,200	201,173
LG Corp.	503	38,049
LG Electronics, Inc.	940	89,130
LG Uplus Corp.	13,661	156,395
Lotte Chemical Corp.	638	245,679
Lotte Shopping Co. Ltd.	62	14,781
POSCO	930	320,442
Samsung Electronics Co. Ltd.	609	1,509,472

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d)
Samsung SDS Co. Ltd.	191	$43,383
Shinsegae, Inc.	544	211,145
SK Hynix, Inc.	5,964	469,033
SK Innovation Co. Ltd.	1,294	237,121
SK Telecom Co. Ltd.	996	212,808
Woori Bank	9,272	138,426

		4,784,917

Taiwan 11.8%
ASE Industrial Holding Co. Ltd.	18,500	50,210
Asustek Computer, Inc.	4,000	37,382
AU Optronics Corp.	67,000	27,628
Catcher Technology Co. Ltd.	19,000	210,713
Cathay Financial Holding Co. Ltd.	90,000	161,438
Chailease Holding Co. Ltd.	59,000	215,275
China Life Insurance Co. Ltd.	13,000	14,085
CTBC Financial Holding Co. Ltd.	89,000	63,471
Formosa Plastics Corp.	21,000	73,694
Globalwafers Co. Ltd.	1,000	16,133
Hiwin Technologies Corp.	1,000	15,064
Hon Hai Precision Industry Co. Ltd.	26,000	72,316
Macronix International*	10,000	15,886
Micro-Star International Co. Ltd.	4,000	12,493
Nan Ya Plastics Corp.	25,000	68,475
Nanya Technology Corp.	76,000	236,579
Novatek Microelectronics Corp.	3,000	12,593
President Chain Store Corp.	21,000	206,419
Shin Kong Financial Holding Co. Ltd.	570,000	231,661
SinoPac Financial Holdings Co. Ltd.	58,000	20,872
Synnex Technology International Corp.	137,000	196,759
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	875,994
Uni-President Enterprises Corp.	109,000	262,327
Wistron Corp.	15,000	11,928
Yageo Corp.	6,000	125,766
Yuanta Financial Holding Co. Ltd.	467,000	222,877
Zhen Ding Technology Holding Ltd.	87,000	189,309

		3,647,347

Thailand 3.4%
Airports of Thailand PCL	104,400	233,572
Kasikornbank PCL	8,900	56,507
PTT Global Chemical PCL	75,300	232,723

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Thailand (cont’d)
PTT PCL	167,000	$297,856
Thai Oil PCL	67,400	200,646
Thai Union Group PCL	30,000	17,065

		1,038,369

Turkey 1.8%
Akbank Turk A/S	64,526	134,258
Eregli Demir ve Celik Fabrikalari TAS	6,774	16,909
Ford Otomotiv Sanayi A/S	12,821	176,502
KOC Holding A/S	9,297	31,409
Turkiye Garanti Bankasi A/S	74,486	168,668
Turkiye Is Bankasi A/S (Class C Stock)	12,655	19,176

		546,922

United Arab Emirates 0.1%
Aldar Properties PJSC	16,510	9,424
Dubai Islamic Bank PJSC	6,928	10,369

		19,793

TOTAL COMMON STOCKS (cost $24,458,609)		29,261,163

EXCHANGE TRADED FUND 2.1%

United States
iShares MSCI Emerging Markets ETF (cost $600,824)	14,063	659,836

PREFERRED STOCKS 3.1%

Brazil 2.4%
Banco Bradesco SA (PRFC)	660	6,504
Cia Paranaense de Energia (PRFC B)	23,900	183,521
Itau Unibanco Holding SA (PRFC)	30,200	438,535
Itausa - Investimentos Itau SA (PRFC)	22,600	87,414
Telefonica Brasil SA (PRFC)	2,500	35,246

		751,220

Russia 0.1%
Transneft PJSC (PRFC)	5	13,667

South Korea 0.6%
LG Chem Ltd. (PRFC)	43	8,247
Samsung Electronics Co. Ltd. (PRFC)	96	190,886

		199,133

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
PREFERRED STOCKS (Continued)
TOTAL PREFERRED STOCKS (cost $907,254)		964,020

TOTAL LONG-TERM INVESTMENTS (cost $25,966,687)		30,885,019

SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	46,132	46,132
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $958,133; includes $957,780 of cash collateral for securities on loan)(b)(w)	958,134	958,133

TOTAL SHORT-TERM INVESTMENTS (cost $1,004,265)		1,004,265

TOTAL INVESTMENTS 102.9% (cost $26,970,952)		31,889,284
Liabilities in excess of other assets (2.9)%		(913,424)

NET ASSETS 100.0%		$30,975,860

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

OJSC—Open Joint-Stock Company

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REIT(s)—Real Estate Investment Trust(s)

UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $946,262; cash collateral of $957,780 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 -PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

14

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,463,500	$—	$—
Chile	149,545	—	—
China	2,105,703	6,700,892	—
Colombia	29,283	—	—
Czech Republic	—	174,436	—
Greece	—	293,199	—
Hong Kong	—	221,859	—
Hungary	—	193,490	—
India	825,266	1,434,623	—
Indonesia	—	373,785	—
Malaysia	—	879,466	—
Mexico	1,198,563	—	—
Poland	—	192,054	—
Qatar	—	42,014	—
Romania	—	19,375	—
Russia	349,197	614,330	—
South Africa	—	1,963,235	—
South Korea	—	4,784,917	—
Taiwan	50,210	3,597,137	—
Thailand	—	1,038,369	—
Turkey	—	546,922	—
United Arab Emirates	—	19,793	—
Exchange Traded Fund
United States	659,836	—	—
Preferred Stocks
Brazil	751,220	—	—
Russia	—	13,667	—
South Korea	—	199,133	—
Affiliated Mutual Funds	1,004,265	—	—

Total	$8,586,588	$23,302,696	$—

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Banks	17.2%
Internet Software & Services	10.4
Oil, Gas & Consumable Fuels	6.9
Technology Hardware, Storage & Peripherals	6.4
Semiconductors & Semiconductor Equipment	5.4
Metals & Mining	4.0
Affiliated Mutual Funds (including 3.1% of collateral for securities on loan)	3.2
Insurance	2.9
Food Products	2.6
Automobiles	2.6
IT Services	2.5
Diversified Telecommunication Services	2.4
Real Estate Management & Development	2.3
Wireless Telecommunication Services	2.2
Chemicals	2.2
Exchange Traded Fund	2.1
Electronic Equipment, Instruments & Components	2.0
Food & Staples Retailing	2.0
Media	2.0
Electric Utilities	1.7
Diversified Financial Services	1.7
Industrial Conglomerates	1.6
Pharmaceuticals	1.5
Machinery	1.2
Transportation Infrastructure	1.1
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	1.0
Textiles, Apparel & Luxury Goods	1.0
Tobacco	0.9%
Capital Markets	0.8
Multiline Retail	0.8
Household Durables	0.8
Construction Materials	0.8
Independent Power & Renewable Electricity Producers	0.8
Specialty Retail	0.8
Equity Real Estate Investment Trusts (REITs)	0.7
Airlines	0.7
Beverages	0.6
Paper & Forest Products	0.3
Road & Rail	0.3
Household Products	0.2
Health Care Equipment & Supplies	0.2
Auto Components	0.2
Construction & Engineering	0.2
Thrifts & Mortgage Finance	0.1
Commercial Services & Supplies	0.1
Personal Products	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Semiconductor & Semi-Conductor Instruments	0.1
Electrical Equipment	0.0 *

102.9
Liabilities in excess of other assets	(2.9)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

16

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$946,262	$(946,262)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	17

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $946,262:
Unaffiliated investments (cost $25,966,687)	$30,885,019
Affiliated investments (cost $1,004,265)	1,004,265
Foreign currency, at value (cost $26,428)	26,085
Receivable for Fund shares sold	68,045
Dividends and interest receivable	34,134
Tax reclaim receivable	237
Prepaid expenses	282

Total assets	32,018,067

Liabilities
Payable to broker for collateral for securities on loan	957,780
Accrued expenses and other liabilities	40,600
Foreign capital gains tax liability	29,956
Management fee payable	13,724
Payable for investments purchased	111
Affiliated transfer agent fee payable	36

Total liabilities	1,042,207

Net Assets	$30,975,860

Net assets were comprised of:
Shares of beneficial interest, at par	$2,382
Paid-in capital in excess of par	24,757,184

24,759,566
Undistributed net investment income	47,629
Accumulated net realized gain on investment and foreign currency transactions	1,280,756
Net unrealized appreciation on investments and foreign currencies	4,887,909

Net assets, April 30, 2018	$30,975,860

Class R6
Net asset value, offering price and redemption price per share,
($30,975,860 ÷ 2,382,014 shares of beneficial interest issued and outstanding)	$13.00

See Notes to Financial Statements.

18

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $46,513)	$298,476
Affiliated dividend income	509
Income from securities lending, net (including affiliated income of $76)	296

Total income	299,281

Expenses
Management fee	113,042
Custodian and accounting fees	50,712
Audit fee	16,028
Legal fees and expenses	9,139
Shareholders’ reports	6,191
Trustees’ fees	5,910
Transfer agent’s fees and expenses (including affiliated expense of $105)	117
Miscellaneous	15,112

Total expenses	216,251
Less: Fee waiver and/or expense reimbursement	(35,385)

Net expenses	180,866

Net investment income (loss)	118,415

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(75)) (net of foreign capital gains taxes $(27,962))	1,319,508
Foreign currency transactions	(10,419)

1,309,089

Net change in unrealized appreciation (depreciation) on:
Investments (net change in foreign capital gains taxes $(16,147))	66,208
Foreign currencies	(171)

66,037

Net gain (loss) on investment and foreign currency transactions	1,375,126

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,493,541

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	19

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	November 29, 2016* through October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,415	$329,911
Net realized gain (loss) on investment and foreign currency transactions	1,309,089	1,512,629
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	66,037	4,821,872

Net increase (decrease) in net assets resulting from operations	1,493,541	6,664,412

Dividends and Distributions
Dividends from net investment income
Class R6	(369,249)	(72,647)

Distributions from net realized gains
Class R6	(1,499,763)	—

Fund share transactions
Net proceeds from shares sold	1,445,521	22,189,446
Net asset value of shares issued in reinvestment of dividends and distributions	1,869,012	72,647
Cost of shares reacquired	(433,088)	(383,972)

Net increase (decrease) in net assets from Fund share transactions	2,881,445	21,878,121

Total increase (decrease)	2,505,974	28,469,886

Net Assets:
Beginning of period	28,469,886	—

End of period(a)	$30,975,860	$28,469,886

(a) Includes undistributed net investment income of:	$47,629	$298,463

*	Commencement of operations.

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (the “PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (formerly known as Prudential Commodity Strategies Fund), which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Emerging Markets Equity Fund (the “Fund”). Effective June 11, 2018, the Fund’s names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s

PGIM QMA Emerging Markets Equity Fund	21

Notes to Financial Statements (unaudited) (continued)

actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that

22

unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: PIP2, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset

PGIM QMA Emerging Markets Equity Fund	23

Notes to Financial Statements (unaudited) (continued)

amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

24

calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the

PGIM QMA Emerging Markets Equity Fund	25

Notes to Financial Statements (unaudited) (continued)

Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

PGIM Investments has contractually agreed, through February 28, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 0.51%, for the six months ended April 30, 2018.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

26

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $105 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $18,310,092 and $17,383,342, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$18,470	$24,002,125	$23,974,463	$—	$—	$46,132	46,132	$509
PGIM Institutional Money Market Fund	481,949	2,455,029	1,978,770	—	(75)	958,133	958,134	76

	$500,419	$26,457,153	$25,953,232	$—	$(75)	$1,004,265		$585

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax basis	$27,035,144

Gross Unrealized Appreciation	5,561,945
Gross Unrealized Depreciation	(707,805)

Net Unrealized Appreciation	$4,854,140

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which

PGIM QMA Emerging Markets Equity Fund	27

Notes to Financial Statements (unaudited) (continued)

the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class R6 shares. Effective as of May 22, 2017, shares of the Fund are registered under the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of April 30, 2018, Prudential, through its affiliate entities, owned 2,145,000 Class R6 shares of the Fund, which represents 90% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	109,565	$1,445,521
Shares issued in reinvestment of dividends and distributions	149,044	1,869,012
Shares reacquired	(32,422)	(433,088)

Net increase (decrease) in shares outstanding	226,187	$2,881,445

Period* ended October 31, 2017:
Shares sold	2,178,550	$22,189,446
Shares issued in reinvestment of dividends and distributions	7,286	72,647
Shares reacquired	(30,009)	(383,972)

Net increase (decrease) in shares outstanding	2,155,827	$21,878,121

*	Commencement of operations was November 29, 2016.

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at

28

a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

PGIM QMA Emerging Markets Equity Fund	29

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2018		November 29, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.21		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.60		3.09
Total from investment operations	0.65		3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.04)
Distributions from net realized gains	(0.69)		-
Total dividends and distributions	(0.86)		(0.04)
Net asset value, end of period	$13.00		$13.21
Total Return(c):	5.16%		32.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,976		$28,470
Average net assets (000)	$30,394		$24,017
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.20%	(e)	1.20%	(e)
Expense before waivers and/or expense reimbursement	1.43%	(e)	1.74%	(e)
Net investment income (loss)	0.79%	(e)	1.49%	(e)
Portfolio turnover rate(g)	58%	(f)	102%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA EMERGING MARKETS EQUITY FUND

SHARE CLASS	R6*
NASDAQ	PQEMX
CUSIP	74440E706

*Formerly known as Class Q shares.

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

(Formerly known as Prudential QMA International Developed Markets Index Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To provide investment results that approximate the performance of the Russell Developed Ex-North America Large Cap Net Index.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R6**	2.90	13.88	19.35 (11/17/16)
Russell Developed Ex-North America Large Cap Net Index
	3.64	14.74	20.96
Lipper International Large-Cap Core Funds Average***
	2.76	13.87	19.23
Lipper International Multi-Cap Core Funds Average***
	2.50	13.78	19.50

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

***The Fund is compared to the Lipper International Large-Cap Core performance universe, although Lipper classifies the Fund in the Lipper International Multi-Cap Core Funds performance universe. The Lipper International Large-Cap Core performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the index and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Russell Developed Ex-North America Large Cap Net Index—The Russell Developed Ex-North America Large Cap Net Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Lipper International Large-Cap Core Funds Average—The Lipper International Large-Cap Core Funds Average are funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE Index.

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

PGIM QMA International Developed Markets Index Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
iShares MSCI EAFE ETF, Exchange Traded Funds	3.6
Nestle SA, Food Products	1.4
HSBC Holdings PLC, Banks	1.2
Toyota Motor Corp., Automobiles	1.0
Novartis AG, Pharmaceuticals	1.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Banks	10.7
Pharmaceuticals	6.2
Insurance	5.1
Oil, Gas & Consumable Fuels	4.8
Exchange Traded Funds	3.6

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at pgiminvestments.com

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA International Developed Markets Index Fund	5

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA International Developed Markets Index Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$1,029.00	0.30%	$1.51
	Hypothetical	$1,000.00	$1,023.31	0.30%	$1.51

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

6	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 94.8%

COMMON STOCKS 90.6%

Australia 5.9%
Adelaide Brighton Ltd.	955	$4,608
AGL Energy Ltd.	1,401	22,833
Alumina Ltd.	5,273	10,379
Amcor Ltd.	2,563	26,412
AMP Ltd.	6,213	18,808
Ansell Ltd.	337	6,584
APA Group	2,488	15,575
Aristocrat Leisure Ltd.	1,390	27,884
ASX Ltd.	424	18,640
Aurizon Holdings Ltd.	4,133	13,909
AusNet Services	3,613	4,664
Australia & New Zealand Banking Group Ltd.	6,359	127,830
Bank of Queensland Ltd.	845	6,367
Bendigo & Adelaide Bank Ltd.	990	7,880
BHP Billiton Ltd.	6,986	162,978
BHP Billiton PLC	4,518	96,335
Boral Ltd.	2,460	12,660
Brambles Ltd.	3,533	26,141
Caltex Australia Ltd.	600	13,953
Challenger Ltd.	1,211	9,791
CIMIC Group Ltd.	212	7,214
Coca-Cola Amatil Ltd.	1,139	7,950
Cochlear Ltd.	127	18,482
Commonwealth Bank of Australia	3,804	204,824
Computershare Ltd.	1,033	13,141
Crown Resorts Ltd.	834	8,095
CSL Ltd.	986	126,295
Dexus, REIT	2,205	15,681
Domino’s Pizza Enterprises Ltd.	128	4,052
Flight Centre Travel Group Ltd.	111	4,650
Fortescue Metals Group Ltd.	3,460	11,739
Goodman Group, REIT	3,906	26,575
GPT Group (The), REIT	4,040	14,649
Harvey Norman Holdings Ltd.	1,363	3,593
Healthscope Ltd.	4,235	7,716
Iluka Resources Ltd.	959	8,419
Incitec Pivot Ltd.	3,512	9,994
Insurance Australia Group Ltd.	5,227	30,943
LendLease Group	1,241	16,643
Link Administration Holdings Ltd.	1,144	7,118

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	7

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
Macquarie Group Ltd.	666	$54,238
Magellan Financial Group Ltd.	246	4,298
Medibank Private Ltd.	5,982	13,147
Mirvac Group, REIT	8,336	13,989
National Australia Bank Ltd.	5,887	127,977
Newcrest Mining Ltd.	1,704	27,008
Orica Ltd.	791	11,785
Origin Energy Ltd.*	3,803	27,765
Platinum Asset Management Ltd.	508	2,155
Qantas Airways Ltd.	1,640	7,093
QBE Insurance Group Ltd.	2,987	22,309
Ramsay Health Care Ltd.	281	13,661
REA Group Ltd.	113	6,841
Reece Ltd.	1,092	8,715
Santos Ltd.*	3,728	17,170
Scentre Group, REIT	11,124	33,622
SEEK Ltd.	729	10,604
Sonic Healthcare Ltd.	939	16,649
South32 Ltd.	11,515	31,954
Star Entertainment Group Ltd. (The)	1,783	7,056
Stockland, REIT	5,094	15,834
Suncorp Group Ltd.	2,806	29,513
Sydney Airport	2,324	12,443
Tabcorp Holdings Ltd.	3,965	13,038
Telstra Corp. Ltd.	8,855	21,054
TPG Telecom Ltd.	818	3,431
Transurban Group	4,773	41,590
Treasury Wine Estates Ltd.	1,554	22,197
Vicinity Centres, REIT	7,281	13,331
Vocus Group Ltd.*	1,240	2,279
Washington H Soul Pattinson & Co. Ltd.	193	2,815
Wesfarmers Ltd.	2,483	81,689
Westfield Corp., REIT	4,237	29,278
Westpac Banking Corp.	7,381	158,547
Woodside Petroleum Ltd.	2,010	48,709
Woolworths Group Ltd.	2,815	58,878

		2,194,666

Austria 0.3%
ams AG*	115	9,485
ANDRITZ AG	146	7,848
BAWAG Group AG, 144A*	49	2,566

See Notes to Financial Statements.

8

Description	Shares	Value
COMMON STOCKS (Continued)

Austria (cont’d.)
Erste Group Bank AG*	638	$31,199
EVN AG	51	1,044
IMMOFINANZ AG*	2,212	5,791
Mayr Melnhof Karton AG	18	2,663
Oesterreichische Post AG	71	3,410
OMV AG	305	18,890
Raiffeisen Bank International AG*	290	9,789
Strabag SE	38	1,564
Telekom Austria AG*	312	2,975
UNIQA Insurance Group AG	231	2,766
Verbund AG	85	2,632
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	2,243
voestalpine AG	244	12,873

		117,738

Belgium 1.1%
Ackermans & Van Haaren NV	49	8,842
Ageas	421	22,520
Anheuser-Busch InBev SA/NV	1,651	164,000
Bekaert SA	83	3,486
bpost SA	196	4,299
Cie d’Entreprises CFE	12	1,511
Colruyt SA	152	8,553
D’ieteren SA/NV	42	1,788
Elia System Operator SA/NV	63	3,980
Financiere de Tubize SA	50	3,636
Galapagos NV*	93	8,333
Groupe Bruxelles Lambert SA	157	17,946
KBC Ancora	75	4,531
KBC Group NV	596	51,816
Proximus SADP	326	9,990
Sofina SA	31	5,412
Solvay SA	146	20,304
Telenet Group Holding NV*	101	5,902
UCB SA	255	19,205
Umicore SA	458	25,473

		391,527

Chile 0.1%
Antofagasta PLC	732	9,780
Liberty Latin America Ltd. (Class C Stock)*	244	4,407
Liberty Latin America Ltd. (Class C Stock)*	87	1,601

		15,788

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

China 0.3%
AAC Technologies Holdings, Inc.	1,600	$22,964
BOC Hong Kong Holdings Ltd.	7,900	40,839
China Mengniu Dairy Co. Ltd.*	5,400	17,409
FIH Mobile Ltd.	6,000	1,029
Guotai Junan International Holdings Ltd.	6,000	1,793
Minth Group Ltd.	500	2,374
Semiconductor Manufacturing International Corp.*	6,600	8,488
Shui On Land Ltd.	8,000	2,154
Tingyi Cayman Islands Holding Corp.	4,400	8,339
Uni-President China Holdings Ltd.	2,200	2,080
Want Want China Holdings Ltd.	12,000	10,604
Xinyi Solar Holdings Ltd.	8,000	3,645
Yangzijiang Shipbuilding Holdings Ltd.	5,000	4,366

		126,084

Colombia 0.0%
Millicom International Cellular SA, SDR	217	14,374

Denmark 1.5%
AP Moller - Maersk A/S (Class A Stock)	10	15,263
AP Moller - Maersk A/S (Class B Stock)	14	22,428
Carlsberg A/S (Class B Stock)	225	25,162
Chr Hansen Holding A/S	184	16,679
Coloplast A/S (Class B Stock)	289	24,482
Danske Bank A/S	1,513	52,656
Dfds A/S	56	3,487
DSV A/S	404	31,995
FLSmidth & Co. A/S	118	7,289
Genmab A/S*	120	24,228
GN Store Nord A/S	279	9,802
H. Lundbeck A/S	145	8,400
ISS A/S	394	13,740
Jyske Bank A/S	162	9,700
Novo Nordisk A/S (Class B Stock)	3,822	179,741
Novozymes A/S (Class B Stock)	467	21,955
Orsted A/S, 144A	354	23,306
Pandora A/S	231	25,662
Rockwool International A/S (Class A Stock)	13	3,534
Rockwool International A/S (Class B Stock)	12	3,618
Topdanmark A/S	94	4,421
Tryg A/S	255	6,035

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Denmark (cont’d.)
Vestas Wind Systems A/S	439	$28,400
William Demant Holding A/S*	239	9,314

		571,297

Finland 1.0%
Amer Sports OYJ*	248	7,586
Cargotec OYJ (Class B Stock)	102	5,195
Elisa OYJ	301	13,305
Fortum OYJ	972	22,359
Huhtamaki OYJ	209	8,501
Kesko OYJ (Class A Stock)	50	2,852
Kesko OYJ (Class B Stock)	143	8,397
Kone OYJ (Class B Stock)	819	40,676
Metso OYJ	229	8,139
Neste OYJ	266	22,399
Nokia OYJ	11,757	70,544
Nokian Renkaat OYJ	283	11,323
Orion OYJ (Class A Stock)	83	2,728
Orion OYJ (Class B Stock)	213	6,460
Outokumpu OYJ	590	3,818
Sampo OYJ (Class A Stock)	1,025	55,434
Stora Enso OYJ (Class R Stock)	1,083	21,362
UPM-Kymmene OYJ	1,147	40,927
Wartsila OYJ Abp	982	20,850

		372,855

France 9.0%
Accor SA	428	24,191
Aeroports de Paris	64	14,088
Air France-KLM*	412	4,038
Air Liquide SA	914	118,798
Airbus SE	1,183	138,864
ALD SA, 144A*	148	2,498
Alstom SA	324	14,751
Altarea SCA, REIT	7	1,784
Altran Technologies SA	652	10,064
Amundi SA, 144A	104	8,845
Arkema SA	155	20,304
Atos SE	203	27,405
AXA SA	4,118	117,769
BioMerieux	88	6,957

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
BNP Paribas SA	2,346	$181,109
Bollore SA	2,188	10,875
Bouygues SA	457	23,309
Bureau Veritas SA	533	13,937
Capgemini SE	332	45,672
Carrefour SA	1,227	25,175
Casino Guichard Perrachon SA	121	6,276
Cie de Saint-Gobain	1,074	56,193
Cie Plastic Omnium SA	132	6,344
CNP Assurances*	339	8,683
Credit Agricole SA	2,448	40,312
Criteo SA, ADR*	164	4,226
Danone SA	1,271	102,958
Dassault Aviation SA	5	9,969
Dassault Systemes SE	278	36,026
Edenred	524	18,052
Eiffage SA	164	19,521
Electricite de France SA	1,018	14,286
Elior Group SA, 144A	264	5,391
Engie SA	3,560	62,448
Essilor International Cie Generale d’Optique SA	440	60,099
Eurazeo SA	93	8,169
Eutelsat Communications SA	361	7,818
Faurecia SA	157	12,820
Financiere de L’Odet SA	2	2,235
Fonciere Des Regions, REIT	81	9,059
Gecina SA, REIT	104	18,028
Getlink SE	1,014	14,309
ICADE, REIT*	81	8,049
Iliad SA	52	10,416
Imerys SA	80	7,302
Ingenico Group SA	121	10,584
Ipsen SA	79	12,787
JCDecaux SA	160	5,734
Kering SA	162	93,716
Klepierre SA, REIT	455	18,623
Korian SA	99	3,462
L’Oreal SA	521	125,451
Legrand SA	573	44,587
LVMH Moet Hennessy Louis Vuitton SE	541	188,274
Mercialys SA, REIT	111	2,124
Metropole Television SA	155	3,816

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Natixis SA	1,842	$15,128
Nexity SA*	93	5,815
Orange SA	4,162	75,663
Orpea	95	12,174
Pernod Ricard SA	464	77,064
Peugeot SA	962	23,688
Publicis Groupe SA	442	33,053
Remy Cointreau SA	52	7,164
Renault SA	399	43,244
Rexel SA	642	9,952
Safran SA	629	73,775
Sanofi	2,373	187,615
Sartorius Stedim Biotech	50	4,661
Schneider Electric SE*	1,150	104,241
SCOR SE	349	14,153
SEB SA	56	10,730
Societe BIC SA	58	5,918
Societe Fonciere Lyonnaise SA, REIT	13	896
Societe Generale SA	1,593	87,183
Sodexo SA	195	19,311
Somfy SA	10	995
Sopra Steria Group	25	5,336
SPIE SA	234	5,295
Suez	797	11,494
Technicolor SA	614	1,008
Teleperformance	121	19,445
Television Francaise 1	243	3,038
Thales SA	222	28,140
TOTAL SA	4,905	308,287
Ubisoft Entertainment SA*	193	18,441
Unibail-Rodamco SE, REIT	215	51,615
Valeo SA	514	34,366
Veolia Environnement SA*	1,088	25,741
Vicat SA	38	2,801
Vinci SA	1,009	100,883
Vivendi SA	2,311	60,945
Wendel SA	57	8,609
Worldline SA, 144A*	80	4,035

		3,370,482

Germany 8.0%
adidas AG	430	105,681
Allianz SE	950	224,697

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Aurubis AG	80	$7,149
Axel Springer SE	102	8,355
BASF SE	1,990	207,046
Bayer AG	1,799	215,015
Bayerische Motoren Werke AG	697	77,494
Beiersdorf AG	221	25,004
Bilfinger SE	68	3,236
Brenntag AG	341	19,530
Carl Zeiss Meditec AG	54	3,673
CECONOMY AG	346	3,877
Commerzbank AG*	2,253	29,027
Continental AG	234	62,322
Covestro AG, 144A	334	30,349
CTS Eventim AG & Co. KGaA	112	5,238
Daimler AG	2,095	164,705
Delivery Hero AG, 144A*	248	11,814
Deutsche Bank AG	4,009	54,808
Deutsche Boerse AG	406	54,602
Deutsche Lufthansa AG	522	15,172
Deutsche Post AG	2,105	91,366
Deutsche Telekom AG	7,026	122,980
Deutsche Wohnen SE	766	36,151
DMG Mori AG	38	2,189
Duerr AG	60	5,955
E.ON SE	4,460	48,836
Evonik Industries AG	334	11,867
Fielmann AG	51	4,188
Fraport AG Frankfurt Airport Services Worldwide	78	7,548
Freenet AG	297	9,428
Fresenius Medical Care AG & Co. KGaA	460	46,677
Fresenius SE & Co. KGaA	875	66,635
FUCHS PETROLUB SE	68	3,494
GEA Group AG	367	14,329
GRENKE AG	54	6,367
Hannover Rueck SE	135	18,960
Hapag-Lloyd AG, 144A*	78	3,339
HeidelbergCement AG	327	31,976
Hella GmbH & Co. KGaA	96	5,921
Henkel AG & Co. KGaA	257	30,594
HOCHTIEF AG	39	7,116
HUGO BOSS AG	135	12,656
Infineon Technologies AG	2,445	62,606

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Innogy SE, 144A	290	$12,743
K+S AG	407	11,953
KION Group AG	149	12,420
Krones AG	32	4,100
LANXESS AG	195	14,444
LEG Immobilien AG	133	15,335
Linde AG*	404	89,500
MAN SE	76	8,760
Merck KGaA	281	27,451
METRO AG	366	5,295
MTU Aero Engines AG	113	19,437
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	297	67,972
Nordex SE*	93	1,065
OSRAM Licht AG	202	11,613
ProSiebenSat.1 Media SE	515	18,683
Puma SE	4	1,948
Rational AG	8	5,003
Rheinmetall AG	93	12,153
RHOEN-KLINIKUM AG	40	1,308
RWE AG	1,081	25,838
Salzgitter AG	75	4,119
SAP SE	1,975	219,433
Scout24 AG, 144A	234	12,093
Siemens AG	1,653	209,922
Software AG	99	4,867
STADA Arzneimittel AG	70	7,086
Stroeer SE & Co. KGaA	61	4,465
Suedzucker AG	153	2,543
Symrise AG	272	21,986
Talanx AG	83	3,740
Telefonica Deutschland Holding AG	1,448	6,911
thyssenkrupp AG	991	25,777
Trivago NV, ADR*(a)	486	2,168
Uniper SE	411	12,708
United Internet AG	253	16,353
Volkswagen AG	64	13,030
Vonovia SE	1,050	52,610
Wacker Chemie AG	32	5,750
Wirecard AG	248	33,555
Zalando SE, 144A*	220	11,320

		3,017,429

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Ghana 0.0%
Tullow Oil PLC*	2,939	$9,198

Hong Kong 3.0%
AIA Group Ltd.	26,300	235,048
ASM Pacific Technology Ltd.	700	9,592
Bank of East Asia Ltd. (The)	2,600	11,417
Brightoil Petroleum Holdings Ltd.*^	7,000	836
Cathay Pacific Airways Ltd.	1,700	2,730
Champion, REIT	4,000	2,826
China Goldjoy Group Ltd.	27,000	1,771
Chinese Estates Holdings Ltd.	1,000	1,487
Chow Tai Fook Jewellery Group Ltd.	2,600	3,352
CK Asset Holdings Ltd.	5,700	49,208
CK Hutchison Holdings Ltd.	5,700	67,402
CK Infrastructure Holdings Ltd.	1,400	11,049
CLP Holdings Ltd.	3,800	39,459
CP Pokphand Co. Ltd.	16,000	1,441
Dah Sing Banking Group Ltd.	800	1,900
Dairy Farm International Holdings Ltd.	600	5,039
First Pacific Co. Ltd.	5,000	2,560
Galaxy Entertainment Group Ltd.	4,400	38,512
Genting Hong Kong Ltd.	5,000	917
Haitong International Securities Group Ltd.	5,000	2,915
Hang Lung Group Ltd.	2,200	6,645
Hang Lung Properties Ltd.	5,000	11,833
Hang Seng Bank Ltd.	1,660	42,048
Henderson Land Development Co. Ltd.	2,400	15,217
HK Electric Investments & HK Electric Investments Ltd., 144A	6,000	5,579
Hong Kong & China Gas Co. Ltd.	18,420	38,488
Hong Kong Exchanges & Clearing Ltd.	2,700	87,465
Hongkong & Shanghai Hotels Ltd. (The)	1,500	2,273
Hongkong Land Holdings Ltd.	2,600	18,791
Hopewell Holdings Ltd.	1,300	4,611
Hutchison Port Holdings Trust, UTS	12,000	4,001
Hysan Development Co. Ltd.	1,300	7,566
Jardine Matheson Holdings Ltd.	460	27,855
Jardine Strategic Holdings Ltd.	350	13,246
Johnson Electric Holdings Ltd.	1,000	3,482
Kerry Logistics Network Ltd.	1,000	1,527
Kerry Properties Ltd.	1,400	6,693
KuangChi Science Ltd.*	3,000	682
Li & Fung Ltd.	12,000	6,035

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Lifestyle China Group Ltd.*	4,500	$1,983
Lifestyle International Holdings Ltd.	1,000	1,869
Link, REIT	4,500	39,772
Melco International Development Ltd.	1,300	4,813
Melco Resorts & Entertainment Ltd., ADR	534	16,666
MTR Corp. Ltd.	2,800	15,733
New World Development Co. Ltd.	12,600	18,478
NWS Holdings Ltd.	3,000	5,915
Orient Overseas International Ltd.	500	4,754
PCCW Ltd.	9,000	5,563
Power Assets Holdings Ltd.	3,000	22,323
Shangri-La Asia Ltd.	2,800	5,449
Sino Land Co. Ltd.	6,000	10,357
SJM Holdings Ltd.	3,600	3,606
Sun Art Retail Group Ltd.	4,500	5,058
Sun Hung Kai Properties Ltd.	2,900	46,703
Swire Pacific Ltd. (Class A Stock)	1,200	11,858
Swire Pacific Ltd. (Class B Stock)	2,300	3,876
Swire Properties Ltd.	2,400	8,519
Techtronic Industries Co. Ltd.	3,100	18,160
Value Partners Group Ltd.	2,000	1,892
VTech Holdings Ltd.	400	4,870
WH Group Ltd., 144A	18,000	18,635
Wharf Holdings Ltd. (The)	2,800	9,315
Wharf Real Estate Investment Co. Ltd.	2,600	19,494
Wheelock & Co. Ltd.	2,400	17,806
Xinyi Glass Holdings Ltd.*	5,000	7,188
Yue Yuen Industrial Holdings Ltd.	1,800	5,101

		1,129,254

Ireland 0.6%
AerCap Holdings NV*	288	15,013
Bank of Ireland Group PLC	1,947	17,467
CRH PLC	1,809	64,240
Glanbia PLC	413	6,976
James Hardie Industries PLC, CDI	992	17,518
Kerry Group PLC (Class A Stock)	323	32,927
Kingspan Group PLC	339	15,346
Paddy Power Betfair PLC	175	17,318
Smurfit Kappa Group PLC	509	21,698

		208,503

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Israel 0.4%
Azrieli Group Ltd.	68	$3,110
Bank Hapoalim BM	2,179	14,881
Bank Leumi Le-Israel BM	3,054	18,018
Bezeq The Israeli Telecommunication Corp. Ltd.	4,694	5,922
Check Point Software Technologies Ltd.*	231	22,294
Delek Energy Systems Ltd.	2	825
Delek Group Ltd.	9	1,345
Elbit Systems Ltd.	59	6,800
Frutarom Industries Ltd.	80	7,647
Israel Chemicals Ltd.	1,541	6,886
Mizrahi Tefahot Bank Ltd.	284	5,191
Nice Ltd.*	131	12,411
Teva Pharmaceutical Industries Ltd.	1,949	35,099

		140,429

Italy 2.4%
A2A SpA	3,051	6,135
ACEA SpA	120	2,105
Assicurazioni Generali SpA	2,866	57,833
Atlantia SpA	1,145	37,899
Autogrill SpA	241	3,071
Azimut Holding SpA	222	4,661
Banca Generali SpA	114	3,698
Banca Mediolanum SpA	525	4,208
Banco BPM SpA*	3,383	12,271
BPER Banca	1,016	5,865
Brembo SpA	349	5,142
Buzzi Unicem SpA	153	3,863
Buzzi Unicem SpA, RSP	53	759
Credito Emiliano SpA	104	915
Davide Campari-Milano SpA	1,202	9,004
De’ Longhi SpA	124	3,707
DiaSorin SpA	48	4,523
Enel SpA	16,900	107,209
Eni SpA	5,438	106,304
Ferrari NV	273	33,491
FinecoBank Banca Fineco SpA	845	10,062
Hera SpA	1,731	6,399
Infrastrutture Wireless Italiane SpA, 144A	540	4,346
Intesa Sanpaolo SpA	29,446	112,011
Intesa Sanpaolo SpA, RSP	1,901	7,527
Italgas SpA	1,058	6,846
Leonardo SpA	875	10,110

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Italy (cont’d.)
Luxottica Group SpA	331	$20,650
Mediaset SpA*	839	3,329
Mediobanca Banca di Credito Finanziario SpA	1,298	15,729
Moncler SpA	362	16,316
Parmalat SpA	289	1,054
Pirelli & C SpA, 144A*	1,165	10,093
Poste Italiane SpA, 144A	983	9,598
PRADA SpA	1,200	6,089
Prysmian SpA	448	13,170
Recordati SpA	208	7,419
Saipem SpA*	1,254	4,789
Salvatore Ferragamo SpA	97	2,866
Snam SpA	5,153	24,740
Telecom Italia SpA*	24,551	24,220
Telecom Italia SpA, RSP	13,854	11,898
Terna Rete Elettrica Nazionale SpA	3,171	19,032
Tod’s SpA	24	1,853
UniCredit SpA	4,842	104,974
Unione di Banche Italiane SpA	2,134	10,992
Unipol Gruppo SpA	1,194	6,395
UnipolSai Assicurazioni SpA	1,961	5,270
Yoox Net-A-Porter Group SpA*	150	6,863

		897,303

Japan 21.9%
ABC-Mart, Inc.	70	4,613
Acom Co. Ltd.	900	4,074
Activia Properties, Inc., REIT	1	4,431
Advance Residence Investment Corp., REIT	3	7,729
Advantest Corp.	400	9,514
Aeon Co. Ltd.	1,580	31,572
AEON Financial Service Co. Ltd.	270	6,325
Aeon Mall Co. Ltd.	330	6,673
Air Water, Inc.	380	7,341
Aisin Seiki Co. Ltd.	350	18,961
Ajinomoto Co., Inc.	1,170	21,437
Alfresa Holdings Corp.	450	9,929
Alps Electric Co. Ltd.	400	8,835
Amada Holdings Co. Ltd.	700	8,403
ANA Holdings, Inc.	280	11,084
Aozora Bank Ltd.	320	12,909
Asahi Glass Co. Ltd.	460	19,091

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Asahi Group Holdings Ltd.	860	$43,504
Asahi Intecc Co. Ltd.	260	9,069
Asahi Kasei Corp.	2,700	37,126
Asics Corp.	400	7,559
Astellas Pharma, Inc.	4,380	64,063
Bandai Namco Holdings, Inc.	440	14,889
Bank of Kyoto Ltd. (The)	150	9,017
Benesse Holdings, Inc.	150	5,463
Bridgestone Corp.	1,380	57,688
Brother Industries Ltd.	500	10,725
Calbee, Inc.	170	5,725
Canon Marketing Japan, Inc.	100	2,173
Canon, Inc.	2,300	79,118
Casio Computer Co. Ltd.	500	7,448
Central Japan Railway Co.	414	82,959
Chiba Bank Ltd. (The)	1,500	12,103
Chiyoda Corp.	300	3,080
Chubu Electric Power Co., Inc.	1,500	23,517
Chugai Pharmaceutical Co. Ltd.	490	25,842
Chugoku Bank Ltd. (The)	350	4,065
Chugoku Electric Power Co., Inc. (The)	680	8,507
Citizen Watch Co. Ltd.	580	4,321
Coca-Cola Bottlers Japan Holdings, Inc.	280	12,043
Concordia Financial Group Ltd.	2,600	15,116
Credit Saison Co. Ltd.	350	6,268
CyberAgent, Inc.	230	12,633
CYBERDYNE, Inc.*	300	3,835
Dai Nippon Printing Co. Ltd.	650	13,996
Dai-ichi Life Holdings, Inc.	2,500	49,631
Daicel Corp.	680	7,846
Daiichi Sankyo Co. Ltd.	1,400	47,916
Daikin Industries Ltd.	540	63,080
Daito Trust Construction Co. Ltd.	116	19,356
Daiwa House Industry Co. Ltd.	1,360	49,723
Daiwa Office Investment Corp., REIT	1	5,918
Daiwa Securities Group, Inc.	3,400	20,857
DeNA Co. Ltd.	250	4,765
Denso Corp.	1,060	55,742
Dentsu, Inc.	480	22,739
Disco Corp.	60	10,517
Don Quijote Holdings Co. Ltd.	220	11,844
East Japan Railway Co.	810	77,815

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Eisai Co. Ltd.	540	$36,217
Electric Power Development Co. Ltd.	400	10,878
Ezaki Glico Co. Ltd.	130	7,003
FamilyMart UNY Holdings Co. Ltd.	190	18,493
FANUC Corp.	373	79,901
Fast Retailing Co. Ltd.	90	39,511
Fuji Electric Co. Ltd.	1,400	9,985
FUJIFILM Holdings Corp.	850	34,184
Fujitsu Ltd.	4,300	26,069
Fukuoka Financial Group, Inc.	1,800	9,637
GLP J-Reit, REIT	7	7,525
GungHo Online Entertainment, Inc.	900	2,715
Gunma Bank Ltd. (The)	900	5,253
Hachijuni Bank Ltd. (The)	990	5,228
Hakuhodo DY Holdings, Inc.	500	6,995
Hamamatsu Photonics KK	300	11,561
Hankyu Hanshin Holdings, Inc.	520	20,456
Haseko Corp.	600	9,438
Hikari Tsushin, Inc.	20	3,242
Hino Motors Ltd.	600	7,320
Hirose Electric Co. Ltd.	31	4,362
Hiroshima Bank Ltd. (The)	700	5,327
Hisamitsu Pharmaceutical Co., Inc.	180	13,991
Hitachi Capital Corp.	100	2,672
Hitachi Chemical Co. Ltd.	250	5,483
Hitachi Construction Machinery Co. Ltd.	240	8,722
Hitachi High-Technologies Corp.	150	6,996
Hitachi Ltd.	10,000	72,986
Hitachi Metals Ltd.	500	5,714
Hokuriku Electric Power Co.	400	4,082
Honda Motor Co. Ltd.	3,800	130,667
Hoshizaki Corp.	130	12,068
Hoya Corp.	820	43,808
Hulic Co. Ltd.	760	8,178
Ibiden Co. Ltd.	260	4,294
Idemitsu Kosan Co. Ltd.	350	13,673
IHI Corp.	300	9,806
Iida Group Holdings Co. Ltd.	370	7,213
Inpex Corp.	2,000	25,568
Isetan Mitsukoshi Holdings Ltd.	800	8,900
Isuzu Motors Ltd.	1,200	18,317
Ito En Ltd.	130	5,183

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
ITOCHU Corp.	3,100	$61,995
Itochu Techno-Solutions Corp.	200	4,134
Itoham Yonekyu Holdings, Inc.	300	2,724
Iyo Bank Ltd. (The)	570	4,505
Izumi Co. Ltd.	100	6,603
J Front Retailing Co. Ltd.	600	9,721
Japan Airport Terminal Co. Ltd.	100	4,096
Japan Exchange Group, Inc.	1,200	22,223
Japan Hotel REIT Investment Corp., REIT	9	6,810
Japan Post Bank Co. Ltd.	900	12,225
Japan Post Holdings Co. Ltd.	2,900	35,239
Japan Post Insurance Co. Ltd.	200	4,914
Japan Prime Realty Investment Corp., REIT	2	7,254
Japan Real Estate Investment Corp., REIT	3	15,543
Japan Retail Fund Investment Corp., REIT	6	11,249
Japan Tobacco, Inc.	2,650	71,235
JFE Holdings, Inc.	1,180	24,216
JGC Corp.	460	11,274
JSR Corp.	400	7,535
JTEKT Corp.	500	8,090
JXTG Holdings, Inc.	7,010	45,697
Kajima Corp.	1,500	14,451
Kakaku.com, Inc.	300	5,719
Kaken Pharmaceutical Co. Ltd.	100	5,914
Kamigumi Co. Ltd.	280	6,303
Kaneka Corp.	200	1,976
Kansai Electric Power Co., Inc. (The)	1,600	22,387
Kansai Paint Co. Ltd.	480	10,785
Kao Corp.	1,020	73,324
Kawasaki Heavy Industries Ltd.	310	10,364
KDDI Corp.	3,900	104,690
Keihan Holdings Co. Ltd.	240	7,749
Keikyu Corp.	600	10,993
Keio Corp.	250	11,413
Keisei Electric Railway Co. Ltd.	350	11,396
Kewpie Corp.	300	6,990
Keyence Corp.	173	105,492
Kikkoman Corp.	380	16,467
Kintetsu Group Holdings Co. Ltd.	360	14,627
Kirin Holdings Co. Ltd.	1,810	50,805
Kobayashi Pharmaceutical Co. Ltd.	140	11,813
Kobe Steel Ltd.	700	7,201

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Koito Manufacturing Co. Ltd.	250	$16,731
Komatsu Ltd.	2,010	68,518
Konami Holdings Corp.	200	9,822
Konica Minolta, Inc.	1,100	9,442
Kose Corp.	30	5,544
Kubota Corp.	2,500	42,151
Kuraray Co. Ltd.	800	13,323
Kurita Water Industries Ltd.	260	8,420
Kyocera Corp.	640	40,892
Kyowa Hakko Kirin Co. Ltd.	540	11,684
Kyushu Electric Power Co., Inc.	1,000	12,390
Kyushu Railway Co.	430	13,761
Lawson, Inc.	100	6,606
LINE Corp.*	40	1,447
Lion Corp.	540	11,632
LIXIL Group Corp.	560	12,542
M3, Inc.	480	18,089
Mabuchi Motor Co. Ltd.	160	8,038
Makita Corp.	550	24,643
Marubeni Corp.	3,500	26,283
Marui Group Co. Ltd.	500	10,377
Maruichi Steel Tube Ltd.	200	6,826
Matsumotokiyoshi Holdings Co. Ltd.	180	8,018
Mazda Motor Corp.	1,300	18,075
McDonald’s Holdings Co. Japan Ltd.	150	7,020
Medipal Holdings Corp.	400	8,581
MEIJI Holdings Co. Ltd.	316	25,343
MINEBEA MITSUMI, Inc.	900	18,001
MISUMI Group, Inc.	680	18,766
Mitsubishi Chemical Holdings Corp.	2,800	26,487
Mitsubishi Corp.	2,830	78,039
Mitsubishi Electric Corp.	4,280	65,615
Mitsubishi Estate Co. Ltd.	2,570	46,960
Mitsubishi Gas Chemical Co., Inc.	390	9,140
Mitsubishi Heavy Industries Ltd.	630	24,905
Mitsubishi Logistics Corp.	140	3,229
Mitsubishi Materials Corp.	310	9,436
Mitsubishi Motors Corp.	1,500	11,163
Mitsubishi Tanabe Pharma Corp.	540	10,256
Mitsubishi UFJ Financial Group, Inc.	27,900	186,967
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,050	6,675
Mitsui & Co. Ltd.	3,600	64,883

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Mitsui Chemicals, Inc.	440	$12,613
Mitsui Fudosan Co. Ltd.	2,060	52,768
Mitsui OSK Lines Ltd.	270	7,998
Mixi, Inc.	180	5,916
Mizuho Financial Group, Inc.	55,200	99,870
MonotaRO Co. Ltd.	150	5,228
MS&AD Insurance Group Holdings, Inc.	1,100	37,066
Murata Manufacturing Co. Ltd.	390	49,236
Nabtesco Corp.	260	9,376
Nagoya Railroad Co. Ltd.	460	12,048
Nankai Electric Railway Co. Ltd.	260	6,913
NEC Corp.	510	13,979
Nexon Co. Ltd.*	940	13,678
NGK Insulators Ltd.	630	11,557
NGK Spark Plug Co. Ltd.	450	11,541
NH Foods Ltd.	180	7,864
NHK Spring Co. Ltd.	380	4,199
Nidec Corp.	520	81,350
Nifco, Inc.	140	4,916
Nikon Corp.	750	13,050
Nintendo Co. Ltd.	206	86,556
Nippon Building Fund, Inc., REIT	3	16,857
Nippon Electric Glass Co. Ltd.	170	4,899
Nippon Express Co. Ltd.	160	12,088
Nippon Paint Holdings Co. Ltd.	340	13,879
Nippon Prologis REIT, Inc., REIT	4	8,430
Nippon Shinyaku Co. Ltd.	120	8,935
Nippon Shokubai Co. Ltd.	20	1,359
Nippon Steel & Sumitomo Metal Corp.	1,750	38,047
Nippon Telegraph & Telephone Corp.	1,440	68,335
Nippon Yusen KK	350	7,445
Nissan Chemical Industries Ltd.	320	14,228
Nissan Motor Co. Ltd.	4,200	44,186
Nisshin Seifun Group, Inc.	560	12,237
Nissin Foods Holdings Co. Ltd.	200	14,727
Nitori Holdings Co. Ltd.	122	20,573
Nitto Denko Corp.	360	26,764
NOK Corp.	250	5,113
Nomura Holdings, Inc.	7,100	40,893
Nomura Real Estate Holdings, Inc.	270	6,682
Nomura Real Estate Master Fund, Inc., REIT	9	12,581
Nomura Research Institute Ltd.	280	14,421

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
NSK Ltd.	1,000	$13,382
NTN Corp.	1,100	4,838
NTT Data Corp.	1,400	15,088
NTT DOCOMO, Inc.	2,720	70,268
NTT Urban Development Corp.	260	3,063
Obayashi Corp.	1,500	17,274
Obic Co. Ltd.	150	12,564
Odakyu Electric Railway Co. Ltd.	660	14,205
Oji Holdings Corp.	2,100	14,773
Olympus Corp.	570	21,256
Omron Corp.	510	27,524
Ono Pharmaceutical Co. Ltd.	970	22,422
Oracle Corp.	100	8,215
Orient Corp.	1,400	2,161
Oriental Land Co. Ltd.	400	39,862
ORIX Corp.	2,800	49,109
Orix JREIT, Inc., REIT	6	9,146
Osaka Gas Co. Ltd.	940	20,242
Otsuka Corp.	240	11,121
Otsuka Holdings Co. Ltd.	860	44,963
Panasonic Corp.	4,700	69,594
Park24 Co. Ltd.	260	7,365
PeptiDream, Inc.*	160	6,464
Persol Holdings Co. Ltd.	450	10,697
Pigeon Corp.	260	12,187
Pola Orbis Holdings, Inc.	170	7,417
Rakuten, Inc.	1,850	13,147
Recruit Holdings Co. Ltd.	2,630	60,640
Renesas Electronics Corp.*	1,080	11,266
Resona Holdings, Inc.	4,800	27,274
Ricoh Co. Ltd.	1,500	14,657
Rinnai Corp.	30	2,986
Rohm Co. Ltd.	280	25,946
Ryohin Keikaku Co. Ltd.	32	10,946
Sankyo Co. Ltd.	130	4,557
Santen Pharmaceutical Co. Ltd.	800	13,435
Sawai Pharmaceutical Co. Ltd.	100	4,322
SBI Holdings, Inc.	500	12,608
SCSK Corp.	100	4,280
Secom Co. Ltd.	430	32,260
Sega Sammy Holdings, Inc.	410	6,735
Seibu Holdings, Inc.	450	7,587

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Seiko Epson Corp.	600	$11,278
Sekisui Chemical Co. Ltd.	800	14,152
Sekisui House Ltd.	1,280	23,461
Seven & i Holdings Co. Ltd.	1,650	72,700
Seven Bank Ltd.	1,600	5,372
Sharp Corp.	340	9,933
Shikoku Electric Power Co., Inc.	300	3,825
Shimadzu Corp.	650	17,642
Shimamura Co. Ltd.	20	2,327
Shimano, Inc.	220	29,253
Shimizu Corp.	1,300	12,862
Shin-Etsu Chemical Co. Ltd.	900	90,315
Shinsei Bank Ltd.	380	5,916
Shionogi & Co. Ltd.	620	31,863
Shiseido Co. Ltd.	850	55,149
Shizuoka Bank Ltd. (The)	1,260	12,777
Showa Shell Sekiyu KK	480	6,778
SMC Corp.	130	49,399
SoftBank Group Corp.	1,890	144,412
Sohgo Security Services Co. Ltd.	150	7,406
Sojitz Corp.	3,000	9,875
Sompo Holdings, Inc.	760	31,821
Sony Corp.	2,720	127,041
Sony Financial Holdings, Inc.	380	6,933
Sotetsu Holdings, Inc.	200	5,730
Square Enix Holdings Co. Ltd.	170	7,046
Stanley Electric Co. Ltd.	370	13,372
Start Today Co. Ltd.	390	11,261
Subaru Corp.	1,370	45,986
Sugi Holdings Co. Ltd.	100	5,822
SUMCO Corp.	580	14,166
Sumitomo Chemical Co. Ltd.	3,400	19,454
Sumitomo Corp.	2,480	44,517
Sumitomo Dainippon Pharma Co. Ltd.	400	7,275
Sumitomo Electric Industries Ltd.	1,670	25,566
Sumitomo Heavy Industries Ltd.	200	7,642
Sumitomo Metal Mining Co. Ltd.	590	25,170
Sumitomo Mitsui Financial Group, Inc.	2,920	121,701
Sumitomo Mitsui Trust Holdings, Inc.	860	36,470
Sumitomo Realty & Development Co. Ltd.	700	27,806
Sumitomo Rubber Industries Ltd.	400	7,143
Sundrug Co. Ltd.	140	7,202

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Suntory Beverage & Food Ltd.	270	$13,287
Suruga Bank Ltd.	400	5,419
Suzuken Co. Ltd.	180	7,740
Suzuki Motor Corp.	890	47,836
Sysmex Corp.	280	24,734
T&D Holdings, Inc.	1,300	22,079
Taiheiyo Cement Corp.	330	12,461
Taisei Corp.	480	25,894
Taisho Pharmaceutical Holdings Co. Ltd.	110	10,522
Taiyo Nippon Sanso Corp.	320	4,744
Takashimaya Co. Ltd.	400	3,435
Takeda Pharmaceutical Co. Ltd.	1,660	69,903
TDK Corp.	260	22,409
Teijin Ltd.	440	8,272
Terumo Corp.	640	36,212
THK Co. Ltd.	270	9,410
Tobu Railway Co. Ltd.	500	15,921
Toho Co. Ltd.	260	8,673
Toho Gas Co. Ltd.	240	7,297
Tohoku Electric Power Co., Inc.	1,080	13,948
Tokio Marine Holdings, Inc.	1,520	71,740
Tokyo Broadcasting System Holdings, Inc.	100	2,223
Tokyo Century Corp.	100	6,225
Tokyo Electric Power Co. Holdings, Inc.*	3,600	17,113
Tokyo Electron Ltd.	330	63,377
Tokyo Gas Co. Ltd.	940	25,225
Tokyo Tatemono Co. Ltd.	510	7,767
Tokyu Corp.	1,100	18,465
Tokyu Fudosan Holdings Corp.	1,200	9,443
Toppan Printing Co. Ltd.	700	5,854
Toray Industries, Inc.	3,290	30,711
Toshiba Corp.*	13,100	35,109
Tosoh Corp.	650	11,497
TOTO Ltd.	350	19,838
Toyo Seikan Group Holdings Ltd.	350	5,507
Toyo Suisan Kaisha Ltd.	220	8,662
Toyoda Gosei Co. Ltd.	210	5,302
Toyota Boshoku Corp.	130	2,729
Toyota Industries Corp.	350	20,640
Toyota Motor Corp.	5,630	369,173
Toyota Tsusho Corp.	560	20,080
Trend Micro, Inc.	230	13,751

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Tsuruha Holdings, Inc.	40	$5,742
Unicharm Corp.	900	25,302
United Urban Investment Corp., REIT	7	10,752
USS Co. Ltd.	500	10,500
Welcia Holdings Co. Ltd.	120	6,163
West Japan Railway Co.	410	28,979
Yahoo Japan Corp.	3,000	12,329
Yakult Honsha Co. Ltd.	220	15,673
Yamada Denki Co. Ltd.	1,600	8,369
Yamaguchi Financial Group, Inc.	100	1,249
Yamaha Corp.	360	17,371
Yamaha Motor Co. Ltd.	560	17,906
Yamato Holdings Co. Ltd.	770	19,797
Yamazaki Baking Co. Ltd.	300	6,569
Yaskawa Electric Corp.	560	22,735
Yokogawa Electric Corp.	600	13,212
Yokohama Rubber Co. Ltd. (The)	230	5,416

		8,219,761

Luxembourg 0.3%
APERAM SA	111	5,408
ArcelorMittal*	1,293	43,825
Eurofins Scientific SE	21	11,327
L’Occitane International SA	750	1,393
RTL Group SA	89	7,324
SES SA	793	12,235
Tenaris SA	990	18,554
Ternium SA, ADR	104	4,126

		104,192

Macau 0.1%
MGM China Holdings Ltd.	1,600	4,388
Sands China Ltd.	5,200	30,053
Wynn Macau Ltd.	3,200	11,825

		46,266

Malta 0.0%
Kindred Group PLC	486	6,268

Netherlands 4.2%
Aalberts Industries NV	199	9,798
ABN AMRO Group NV,CVA, 144A	899	27,879

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Netherlands (cont’d.)
Aegon NV	3,822	$28,011
Akzo Nobel NV	549	49,716
Altice NV (Class A Stock)*	1,285	12,299
Altice NV (Class B Stock)*	146	1,393
ASM International NV	91	5,464
ASML Holding NV	883	168,109
ASR Nederland NV	296	13,960
Boskalis Westminster	157	4,651
Euronext NV, 144A	151	10,824
EXOR NV	235	17,410
Gemalto NV	170	10,238
GrandVision NV, 144A	86	2,114
HAL Trust	177	32,698
Heineken Holding NV	225	22,840
Heineken NV	512	53,901
ING Groep NV	8,451	142,404
InterXion Holding NV*	148	9,623
Koninklijke Ahold Delhaize NV	2,696	65,039
Koninklijke DSM NV	382	39,481
Koninklijke KPN NV	6,563	20,426
Koninklijke Philips NV	2,013	85,203
Koninklijke Vopak NV	144	7,101
NN Group NV	721	34,554
OCI NV*	241	5,719
Philips Lighting NV, 144A	258	7,846
Randstad NV	242	15,576
Royal Dutch Shell PLC (Class A Stock)	9,999	349,902
Royal Dutch Shell PLC (Class B Stock)	8,147	290,840
SBM Offshore NV	379	6,359
VEON Ltd., ADR	1,341	3,688
Wolters Kluwer NV	592	32,033

		1,587,099

New Zealand 0.2%
Auckland International Airport Ltd.	1,869	8,363
Contact Energy Ltd.	1,614	6,091
Fisher & Paykel Healthcare Corp. Ltd.	1,180	10,554
Fletcher Building Ltd.	1,498	6,635
Fonterra Co-operative Group Ltd., UTS	206	829
Mercury NZ Ltd.	1,591	3,560
Meridian Energy Ltd.	2,450	5,061

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

New Zealand (cont’d.)
Ryman Healthcare Ltd.	974	$7,249
Spark New Zealand Ltd.	4,133	10,037

		58,379

Norway 0.6%
DNB ASA	2,335	43,668
Gjensidige Forsikring ASA	365	5,777
Kongsberg Gruppen ASA*	117	2,864
Leroy Seafood Group ASA	664	4,871
Marine Harvest ASA*	860	18,720
Norsk Hydro ASA	3,016	18,838
Orkla ASA	1,650	15,271
Salmar ASA	109	5,079
Schibsted ASA (Class A Stock)	169	4,928
Schibsted ASA (Class B Stock)	242	6,511
Statoil ASA	2,107	53,882
Telenor ASA	1,467	32,470
Yara International ASA	374	15,775

		228,654

Portugal 0.2%
Banco Comercial Portugues SA (Class R Stock)*	19,179	6,420
EDP - Energias de Portugal SA	4,774	17,711
Galp Energia SGPS SA	1,132	21,727
Jeronimo Martins SGPS SA	556	9,751
Navigator Co. SA (The)	561	3,273
NOS SGPS SA	376	2,235
Sonae SGPS SA	1,985	2,699

		63,816

Russia 0.1%
En+ Group PLC^	106	318
Evraz PLC	1,065	6,701
X5 Retail Group NV, GDR*	212	6,042
Yandex NV (Class A Stock)*	538	17,948

		31,009

Singapore 1.2%
Ascendas Real Estate Investment Trust, REIT	5,300	10,632
BOC Aviation Ltd., 144A	500	2,923
CapitaLand Commercial Trust, REIT	4,997	6,827

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Singapore (cont’d.)
CapitaLand Ltd.	5,300	$14,945
CapitaLand Mall Trust, REIT	4,800	7,580
City Developments Ltd.	1,000	9,503
ComfortDelGro Corp. Ltd.	4,600	7,764
DBS Group Holdings Ltd.	3,932	90,719
First Resources Ltd.	900	1,144
Frasers Property Ltd.	900	1,374
Genting Singapore PLC	13,000	11,390
Great Eastern Holdings Ltd.	240	5,614
Jardine Cycle & Carriage Ltd.	200	5,146
Keppel, REIT	4,300	4,014
Keppel Corp. Ltd.	3,200	19,626
Olam International Ltd.	1,100	1,882
Oversea-Chinese Banking Corp. Ltd.	7,060	72,920
SATS Ltd.	1,400	5,818
Sea Ltd, ADR*	114	1,196
Sembcorp Industries Ltd.	1,900	4,377
Sembcorp Marine Ltd.	1,800	2,878
SIA Engineering Co. Ltd.	600	1,468
Singapore Airlines Ltd.	1,200	9,791
Singapore Exchange Ltd.	1,900	11,018
Singapore Post Ltd.	3,200	3,222
Singapore Press Holdings Ltd.	3,400	6,948
Singapore Technologies Engineering Ltd.	3,300	8,636
Singapore Telecommunications Ltd.	16,000	42,322
StarHub Ltd.	1,200	2,047
Suntec Real Estate Investment Trust, REIT	5,500	8,084
United Industrial Corp. Ltd.	1,300	3,194
United Overseas Bank Ltd.	2,757	62,430
UOL Group Ltd.	1,100	7,265
Wilmar International Ltd.	4,100	10,030

		464,727

South Africa 0.1%
Investec PLC	1,351	10,687
Mondi PLC	776	21,602

		32,289

Spain 2.9%
Abertis Infraestructuras SA	1,334	29,411
Acciona SA	54	4,517
Acerinox SA	324	4,550

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Spain (cont’d.)
ACS Actividades de Construccion y Servicios SA	517	$21,789
Aena SME SA, 144A	136	28,033
Almirall SA	128	1,591
Amadeus IT Group SA	894	65,226
Atresmedia Corp. de Medios de Comunicacion SA	150	1,405
Banco Bilbao Vizcaya Argentaria SA	14,506	117,383
Banco de Sabadell SA	11,913	23,312
Banco Santander SA	34,565	223,322
Bankia SA	2,822	12,382
Bankinter SA	1,507	15,750
Bolsas y Mercados Espanoles SHMSF SA	167	5,853
CaixaBank SA	7,726	37,570
Cellnex Telecom SA, 144A	332	8,904
Cia de Distribucion Integral Logista Holdings SA	101	2,271
Corp Financiera Alba SA	52	3,236
Distribuidora Internacional de Alimentacion SA	1,312	6,080
Ebro Foods SA	131	3,159
EDP Renovaveis SA	265	2,545
Enagas SA	512	14,882
Endesa SA	667	15,555
Ferrovial SA	1,017	21,722
Fomento de Construcciones y Contratas SA*	110	1,418
Gas Natural SDG SA	651	16,410
Gestamp Automocion SA, 144A*	355	2,877
Grifols SA	707	19,823
Grupo Catalana Occidente SA	87	3,831
Iberdrola SA	12,486	96,466
Industria de Diseno Textil SA	2,284	70,800
Mapfre SA	2,278	7,902
Mediaset Espana Comunicacion SA	392	3,751
Melia Hotels International SA	261	3,881
Merlin Properties Socimi SA, REIT	716	11,048
Obrascon Huarte Lain SA*	293	1,366
Prosegur Cash SA, 144A	778	2,268
Prosegur Cia de Seguridad SA	559	4,226
Red Electrica Corp. SA	975	20,310
Repsol SA	2,552	48,699
Siemens Gamesa Renewable Energy SA	501	8,579
Tecnicas Reunidas SA	64	2,063
Telefonica SA	9,857	100,447
Zardoya Otis SA	409	4,174

		1,100,787

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden 2.4%
AAK AB	59	$5,207
Ahlsell AB, 144A	662	3,953
Alfa Laval AB	664	16,427
Arjo AB (Class B Stock)*	404	1,197
Assa Abloy AB (Class B Stock)	2,011	42,144
Atlas Copco AB (Class A Stock)	1,376	53,810
Atlas Copco AB (Class B Stock)	807	28,603
Autoliv, Inc.(a)	194	26,006
Axfood AB	202	3,753
Axis Communications AB	40	1,537
BillerudKorsnas AB	344	5,055
Boliden AB	605	20,963
Castellum AB	571	9,230
Electrolux AB (Class B Stock)	472	12,422
Elekta AB (Class B Stock)	759	8,605
Essity AB (Class A Stock)	48	1,215
Essity AB (Class B Stock)	1,276	32,366
Fabege AB	518	5,964
Fastighets AB Balder (Class B Stock)*	194	4,998
Fingerprint Cards AB (Class B Stock)*	359	310
Getinge AB (Class B Stock)	479	4,463
Hennes & Mauritz AB (Class B Stock)	2,085	35,829
Hexagon AB (Class B Stock)	549	31,699
Hexpol AB	608	6,292
Holmen AB Class B Shares	206	5,079
Hufvudstaden AB (Class A Stock)	249	3,654
Husqvarna AB (Class B Stock)	814	7,829
ICA Gruppen AB	186	5,775
Investment AB Latour (Class B Stock)	206	2,254
L E Lundbergforetagen AB (Class B Stock)	81	5,482
Lifco AB (Class B Stock)	100	3,631
Lundin Petroleum AB*	374	10,310
Modern Times Group MTG AB (Class B Stock)	113	4,441
NCC AB (Class A Stock)	67	1,250
NCC AB (Class B Stock)	197	3,629
Nibe Industrier AB (Class B Stock)	793	8,080
Nordea Bank AB	6,873	69,903
Ratos AB (Class B Stock)*	435	1,716
Saab AB (Class B Stock)	82	3,356
Sandvik AB	2,309	39,369
Securitas AB (Class B Stock)	685	11,068
Skandinaviska Enskilda Banken AB (Class A Stock)	3,144	29,516

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Skanska AB (Class B Stock)	755	$14,704
SKF AB (Class A Stock)	33	675
SKF AB (Class B Stock)	799	16,176
SSAB AB (Class A Stock)	513	2,901
SSAB AB (Class B Stock)	1,025	4,637
Svenska Cellulosa AB SCA (Class A Stock)	137	1,540
Svenska Cellulosa AB SCA (Class B Stock)	1,267	14,032
Svenska Handelsbanken AB (Class A Stock)	3,174	35,397
Svenska Handelsbanken AB (Class B Stock)	44	524
Swedbank AB (Class A Stock)	2,269	49,290
Swedish Match AB	384	17,226
Swedish Orphan Biovitrum AB*	331	7,111
Tele2 AB (Class B Stock)	739	9,579
Telefonaktiebolaget LM Ericsson (Class A Stock)	104	795
Telefonaktiebolaget LM Ericsson (Class B Stock)	6,354	48,440
Telia Co. AB	6,046	29,769
Trelleborg AB (Class B Stock)	505	11,801
Volvo AB (Class A Stock)	441	7,558
Volvo AB (Class B Stock)	3,221	54,584
Wallenstam AB (Class B Stock)	458	4,103

		909,232

Switzerland 7.3%
ABB Ltd.	4,193	97,762
Adecco Group AG	361	23,907
Allreal Holding AG*	34	5,590
Alpiq Holding AG*	18	1,365
Aryzta AG*	217	4,573
Baloise Holding AG	105	16,643
Banque Cantonale Vaudoise	6	4,782
Barry Callebaut AG	4	7,181
Basellandschaftliche Kantonalbank	1	935
Basler Kantonalbank	21	1,629
Berner Kantonalbank AG	10	1,871
Bucher Industries AG	16	5,864
Chocoladefabriken Lindt & Spruengli AG*	2	12,856
Cie Financiere Richemont SA	1,109	105,420
Clariant AG*	519	11,981
Coca-Cola HBC AG*	419	14,037
Credit Suisse Group AG*	5,551	93,625
DKSH Holding AG	55	4,411
dormakaba Holding AG*	8	6,188

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Dufry AG*	68	$9,618
Emmi AG	4	3,227
EMS-Chemie Holding AG	15	9,265
Ferguson PLC	537	41,106
Flughafen Zurich AG	45	9,397
GAM Holding AG*	371	5,922
Geberit AG	80	34,139
Georg Fischer AG	9	11,188
Givaudan SA	20	44,521
Glencore PLC*	25,346	122,092
Helvetia Holding AG	14	8,316
Idorsia Ltd.*	162	3,715
IWG PLC	1,618	5,496
Julius Baer Group Ltd.*	482	28,606
Kuehne + Nagel International AG	112	17,438
LafargeHolcim Ltd.*	1,041	57,829
Lonza Group AG*	162	39,582
Luzerner Kantonalbank AG	7	3,774
Nestle SA	6,729	521,296
Novartis AG	4,731	364,165
OC Oerlikon Corp. AG*	424	6,845
Panalpina Welttransport Holding AG	28	3,544
Partners Group Holding AG	36	26,257
PSP Swiss Property AG	85	7,942
Roche Holding AG (TRQX)	61	13,891
Roche Holding AG (XBRN)	1,508	335,059
Schindler Holding AG (AQXE)	88	18,171
Schindler Holding AG (TRQX)	40	8,004
SFS Group AG*	36	4,048
SGS SA	11	26,715
Sika AG	4	29,025
Sonova Holding AG	112	18,457
St Galler Kantonalbank AG	5	2,681
STMicroelectronics NV	1,397	30,495
Straumann Holding AG	23	15,613
Sulzer AG	31	3,567
Sunrise Communications Group AG, 144A*	75	5,879
Swatch Group AG (The) (AQXE)	65	31,212
Swatch Group AG (The) (TRQX)	113	10,069
Swiss Life Holding AG*	74	25,887
Swiss Prime Site AG*	164	15,366
Swiss Re AG	660	62,878

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Swisscom AG	49	$23,502
Temenos Group AG*	134	16,861
UBS Group AG*	7,599	127,548
Vifor Pharma AG	117	18,464
Zurich Insurance Group AG	327	104,455

		2,753,747

Taiwan 0.0%
FIT Hon Teng Ltd., 144A	2,000	767

United Kingdom 14.7%
3i Group PLC	2,069	26,707
AA PLC	1,377	2,574
Admiral Group PLC	431	11,795
Aggreko PLC	528	5,310
Anglo American PLC	2,140	50,353
Ashmore Group PLC	825	4,661
Ashtead Group PLC	1,075	29,856
ASOS PLC*	112	8,971
Associated British Foods PLC	769	28,585
AstraZeneca PLC	2,753	192,718
Auto Trader Group PLC, 144A	2,154	10,467
Aviva PLC	8,653	62,870
B&M European Value Retail SA	1,954	10,889
Babcock International Group PLC	495	4,996
BAE Systems PLC	7,008	58,799
Balfour Beatty PLC	1,626	6,566
Barclays PLC	36,901	105,209
Barratt Developments PLC	2,203	16,893
BBA Aviation PLC	2,397	10,506
Beazley PLC	1,128	9,162
Bellway PLC	263	11,984
Berkeley Group Holdings PLC	265	14,836
BP PLC	41,876	311,055
British American Tobacco PLC	4,970	272,594
British Land Co. PLC (The), REIT	2,079	19,200
Britvic PLC	580	5,733
BT Group PLC	18,114	62,174
BTG PLC*	824	7,725
Bunzl PLC	753	21,835
Burberry Group PLC	914	22,953
Capita PLC	1,266	3,330

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Capital & Counties Properties PLC	1,594	$6,309
Centrica PLC	12,459	26,298
Close Brothers Group PLC	356	7,496
CNH Industrial NV	2,043	25,138
Cobham PLC*	5,178	8,178
Coca-Cola European Partners PLC	268	10,506
Compass Group PLC	3,434	73,669
ConvaTec Group PLC, 144A	2,748	8,181
Croda International PLC	270	16,517
CYBG PLC	1,882	7,811
Daily Mail & General Trust PLC (Class A Stock)	550	5,109
DCC PLC	199	19,101
Derwent London PLC, REIT	218	9,561
Diageo PLC	5,270	188,007
Dialog Semiconductor PLC*	180	3,832
Direct Line Insurance Group PLC	3,123	16,047
Dixons Carphone PLC	2,354	6,564
Drax Group PLC	977	4,231
DS Smith PLC	2,220	15,903
Dunelm Group PLC	237	1,839
easyJet PLC	455	9,919
Essentra PLC	586	3,556
Experian PLC	1,971	45,160
Fiat Chrysler Automobiles NV*	2,353	52,281
G4S PLC	3,302	11,731
GKN PLC	3,826	24,294
GlaxoSmithKline PLC	10,503	210,662
Great Portland Estates PLC, REIT*	614	5,916
Greene King PLC	642	4,823
Halma PLC	797	13,373
Hammerson PLC, REIT	1,671	12,597
Hargreaves Lansdown PLC	562	13,778
Hays PLC	3,076	7,580
Hiscox Ltd.	594	12,147
Howden Joinery Group PLC	1,307	8,554
HSBC Holdings PLC	43,605	434,133
IG Group Holdings PLC	773	8,827
IMI PLC	592	8,873
Imperial Brands PLC	2,075	74,243
Inchcape PLC	883	8,822
Indivior PLC*	1,472	9,116
Informa PLC	1,743	17,696

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Inmarsat PLC	895	$4,624
InterContinental Hotels Group PLC	423	26,688
Intermediate Capital Group PLC	590	8,791
International Consolidated Airlines Group SA	2,172	18,775
Intertek Group PLC	361	24,275
Intu Properties PLC, REIT	1,991	5,350
ITV PLC	7,919	16,475
J Sainsbury PLC	3,368	14,291
Janus Henderson Group PLC(a)	382	12,067
Jardine Lloyd Thompson Group PLC	258	4,342
JD Sports Fashion PLC	734	3,937
John Wood Group PLC	1,405	10,952
Johnson Matthey PLC	429	19,389
Jupiter Fund Management PLC	915	5,722
Just Eat PLC*	1,195	12,722
Kingfisher PLC	4,627	19,297
Land Securities Group PLC, REIT	1,541	20,920
Legal & General Group PLC	12,817	47,471
Liberty Global PLC (Class A Stock)*	476	14,347
Liberty Global PLC (Class C Stock)*	1,251	36,404
Lloyds Banking Group PLC	155,150	137,611
London Stock Exchange Group PLC	671	39,648
Man Group PLC	3,394	8,430
Manchester United PLC (Class A Stock)	81	1,507
Marks & Spencer Group PLC	3,425	13,543
Meggitt PLC	1,643	10,644
Merlin Entertainments PLC, 144A	1,467	7,421
Metro Bank PLC*	176	7,990
Micro Focus International PLC	947	16,329
Millennium & Copthorne Hotels PLC	304	2,395
Moneysupermarket.com Group PLC	1,094	4,506
National Grid PLC	7,369	85,260
NEX Group PLC	663	8,997
Next PLC	306	22,104
Ocado Group PLC*	1,159	8,567
Old Mutual PLC	10,247	35,302
Pearson PLC	1,742	19,972
Pennon Group PLC	980	9,311
Persimmon PLC	687	25,663
Petrofac Ltd.	600	4,979
Phoenix Group Holdings	844	9,117
Playtech PLC	633	7,061

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Provident Financial PLC	660	$6,031
Prudential PLC	5,646	145,183
Randgold Resources Ltd.	196	15,892
Reckitt Benckiser Group PLC	1,355	106,298
RELX NV	1,938	41,235
RELX PLC	2,272	48,560
Rentokil Initial PLC	3,873	16,340
Rightmove PLC	197	12,355
Rio Tinto Ltd.	917	54,574
Rio Tinto PLC	2,522	137,465
Rolls-Royce Holdings PLC*	250,843	345
Rolls-Royce Holdings PLC*	3,533	40,803
Rotork PLC	1,884	8,497
Royal Bank of Scotland Group PLC*	7,001	25,926
Royal Mail PLC	2,018	16,094
RPC Group PLC	909	9,864
RSA Insurance Group PLC	2,220	20,031
Saga PLC	2,155	4,018
Sage Group PLC (The)	2,285	19,874
Schroders PLC (AQXE)	241	10,903
Schroders PLC (SGMX)	123	3,980
Segro PLC, REIT	2,227	19,762
Serco Group PLC*	2,479	3,276
Severn Trent PLC	496	13,207
Shaftesbury PLC, REIT	550	7,653
Sky PLC	2,223	42,179
Smith & Nephew PLC	1,887	36,138
Smiths Group PLC	846	18,537
Spectris PLC	246	9,077
Spirax-Sarco Engineering PLC	156	12,366
Sports Direct International PLC*	516	2,858
SSE PLC	2,196	41,677
St. James’s Place PLC	1,147	17,867
Stagecoach Group PLC	892	1,905
Standard Chartered PLC	5,833	61,270
Standard Life Aberdeen PLC	5,968	29,856
Subsea 7 SA	535	7,475
TalkTalk Telecom Group PLC	1,429	2,521
Tate & Lyle PLC	940	7,424
Taylor Wimpey PLC	6,914	18,208
TechnipFMC PLC	990	32,487
Tesco PLC	20,737	67,166

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Thomas Cook Group PLC	3,014	$5,119
Travis Perkins PLC	581	10,117
UBM PLC	897	11,942
Unilever NV, CVA	3,287	188,439
Unilever PLC	2,501	140,287
United Utilities Group PLC	1,548	15,786
Vodafone Group PLC	57,907	168,986
Weir Group PLC (The)	475	13,899
WH Smith PLC	212	5,682
Whitbread PLC	389	22,888
William Hill PLC	1,971	7,928
Wm Morrison Supermarkets PLC	4,612	15,382
WPP PLC	2,634	45,200

		5,531,712

United States 0.8%
Carnival PLC	380	24,698
Core Laboratories NV	94	11,510
Flex Ltd.*	1,173	15,249
ICON PLC*	113	13,292
Jazz Pharmaceuticals PLC*	121	18,397
Razer, Inc., 144A*	3,000	921
Samsonite International SA	2,700	12,179
Seagate Technology PLC	625	36,181
Shire PLC	1,934	102,986
Taro Pharmaceutical Industries Ltd.*	23	2,346
TE Connectivity Ltd.	769	70,556

		308,315

TOTAL COMMON STOCKS (cost $29,773,715)		34,023,947

PREFERRED STOCKS 0.6%

Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	119	11,489
FUCHS PETROLUB SE (PRFC)	145	7,786
Henkel AG & Co. KGaA (PRFC)	376	47,784
Jungheinrich AG (PRFC)	101	4,259
MAN SE (PRFC)	16	1,839
Porsche Automobil Holding SE (PRFC)	332	28,210
RWE AG (PRFC)	60	1,215

See Notes to Financial Statements.

40

Description	Shares	Value
PREFERRED STOCKS (Continued)

Germany (cont’d.)
Sartorius AG (PRFC)	72	$11,059
Schaeffler AG (PRFC)	157	2,430
Volkswagen AG (PRFC)	399	82,288

		198,359

Japan 0.0%
Ito En Ltd. (PRFC)	100	2,108
Shinkin Central Bank (PRFC A)	2	4,302

		6,410

Spain 0.1%
Grifols SA (PRFC B)	549	11,316

TOTAL PREFERRED STOCKS (cost $171,150)		216,085

EXCHANGE TRADED FUND 3.6%

United States
iShares MSCI EAFE ETF (cost $1,269,874)	19,340	1,368,112

	Units

RIGHTS* 0.0%

New Zealand
Fletcher Building Ltd., expiring 05/11/18 (cost $—)	335	352

TOTAL LONG-TERM INVESTMENTS (cost $31,214,739)		35,608,496

	Shares

SHORT-TERM INVESTMENTS 2.9%

AFFILIATED MUTUAL FUNDS 2.4%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	896,465	896,465
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $17,729; includes $17,699 of cash collateral for securities on loan)(b)(w)	17,729	17,729

TOTAL AFFILIATED MUTUAL FUNDS (cost $914,194)		914,194

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS(n) 0.5%
U.S. Treasury Bills(k)	1.635%	06/14/18	100	$99,799
U.S. Treasury Bills(k)	1.705	06/14/18	80	79,839

TOTAL U.S. TREASURY OBLIGATIONS (cost $179,634)				179,638

TOTAL SHORT-TERM INVESTMENTS (cost $1,093,828)				1,093,832

TOTAL INVESTMENTS 97.7% (cost $32,308,567)				36,702,328
Other assets in excess of liabilities(z) 2.3%				873,942

NET ASSETS 100.0%				$37,576,270

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

AQXE—Aquis Exchange

ASX—Australian Securities Exchange

CDI—CHESS Depositary Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia and Far East

ETF—Exchange Traded Fund

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PRFC—Preference Shares

REIT(s)—Real Estate Investment Trust(s)

RSP—Savings Share

SDR—Swedish Depositary Receipt

SGMX—SIGMA X MTF

TRQX—Turquoise Exchange

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

UTS—Unit Trust Security

XBRN—BX Worldcaps Exchange

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,154 and 0.0% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,010; cash collateral of $17,699 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

42

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	ASX SPI 200 Index	Jun. 2018	$112,287	$2,710
11	Euro STOXX 50 Index	Jun. 2018	461,472	26,060
2	FTSE 100 Index	Jun. 2018	205,406	12,219
8	Mini MSCI EAFE Index	Jun. 2018	810,600	1,310
2	TOPIX Index	Jun. 2018	325,558	15,642

				$57,941

Foreign currency of $7,422 and securities with a market value of $179,638 have been segregated with Morgan Stanley to cover requirements for open futures contracts at April 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$2,194,666	$—
Austria	—	117,738	—
Belgium	—	391,527	—
Chile	6,008	9,780	—
China	—	126,084	—

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Colombia	$—	$14,374	$—
Denmark	—	571,297	—
Finland	—	372,855	—
France	4,226	3,366,256	—
Germany	2,168	3,015,261	—
Ghana	—	9,198	—
Hong Kong	16,666	1,111,752	836
Ireland	15,013	193,490	—
Israel	22,294	118,135	—
Italy	—	897,303	—
Japan	—	8,219,761	—
Luxembourg	4,126	100,066	—
Macau	—	46,266	—
Malta	—	6,268	—
Netherlands	13,311	1,573,788	—
New Zealand	—	58,379	—
Norway	—	228,654	—
Portugal	—	63,816	—
Russia	23,990	6,701	318
Singapore	1,196	463,531	—
South Africa	—	32,289	—
Spain	—	1,100,787	—
Sweden	26,006	883,226	—
Switzerland	—	2,753,747	—
Taiwan	—	767	—
United Kingdom	74,831	5,456,881	—
United States	167,531	140,784	—
Preferred Stocks
Germany	—	198,359	—
Japan	—	6,410	—
Spain	—	11,316	—
Exchange Traded Fund
United States	1,368,112	—	—
Rights
New Zealand	—	352	—
Affiliated Mutual Funds	914,194	—	—
U.S. Treasury Obligations	—	179,638	—
Other Financial Instruments*
Futures Contracts	57,941	—	—

Total	$2,717,613	$34,041,502	$1,154

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

44

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2018 were as follows:

Banks	10.7%
Pharmaceuticals	6.2
Insurance	5.1
Oil, Gas & Consumable Fuels	4.8
Exchange Traded Funds	3.6
Chemicals	3.4
Automobiles	3.3
Food Products	2.7
Metals & Mining	2.7
Machinery	2.6
Affiliated Mutual Funds (including 0.0% of collateral for securities on loan)	2.4
Capital Markets	2.4
Beverages	2.0
Real Estate Management & Development	2.0
Diversified Telecommunication Services	1.9
Textiles, Apparel & Luxury Goods	1.8
Personal Products	1.7
Electric Utilities	1.6
Electronic Equipment, Instruments & Components	1.6
Equity Real Estate Investment Trusts (REITs)	1.6
Food & Staples Retailing	1.5
Software	1.4
Wireless Telecommunication Services	1.4
Electrical Equipment	1.3
Health Care Equipment & Supplies	1.3
Hotels, Restaurants & Leisure	1.3
Media	1.3
Trading Companies & Distributors	1.3
Road & Rail	1.2
Auto Components	1.2
Industrial Conglomerates	1.2
Semiconductors & Semiconductor Equipment	1.2
Tobacco	1.2
Aerospace & Defense	1.1
Household Durables	1.1
Professional Services	1.0
Construction & Engineering	0.9%
Multi-Utilities	0.9
Biotechnology	0.8
Building Products	0.8
IT Services	0.8
Diversified Financial Services	0.7
Household Products	0.7
Specialty Retail	0.7
Construction Materials	0.6
Technology Hardware, Storage & Peripherals	0.6
Transportation Infrastructure	0.6
Commercial Services & Supplies	0.5
Health Care Providers & Services	0.5
U.S. Treasury Obligations	0.5
Air Freight & Logistics	0.4
Internet Software & Services	0.4
Communications Equipment	0.3
Containers & Packaging	0.3
Energy Equipment & Services	0.3
Gas Utilities	0.3
Multiline Retail	0.3
Paper & Forest Products	0.3
Airlines	0.2
Internet & Direct Marketing Retail	0.2
Leisure Products	0.2
Life Sciences Tools & Services	0.2
Marine	0.2
Consumer Finance	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Distributors	0.0 *
Diversified Consumer Services	0.0 *

97.7
Other assets in excess of liabilities	2.3

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$57,941	*	—	$—
Equity contracts	Unaffiliated investments	352		—	—

Total		$58,293			$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$430	$41,114

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

46

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$322	$12,548

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$1,474,274

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$17,010	$(17,010)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	47

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $17,010:
Unaffiliated investments (cost $31,394,373)	$35,788,134
Affiliated investments (cost $914,194)	914,194
Foreign currency, at value (cost $922,646)	927,229
Deposit with broker for futures	7,422
Dividends and interest receivable	132,752
Receivable for Fund shares sold	47,310
Tax reclaim receivable	34,668
Due from Manager	27,490
Prepaid expenses	282

Total assets	37,879,481

Liabilities
Payable for Fund shares reacquired	167,933
Custodian and accounting fees payable	54,332
Payable for investments purchased	21,419
Payable to broker for collateral for securities on loan	17,699
Miscellaneous fees payable	16,154
Audit fee payable	16,028
Accrued expenses and other liabilities	9,286
Due to broker—variation margin futures	303
Affiliated transfer agent fee payable	57

Total liabilities	303,211

Net Assets	$37,576,270

Net assets were comprised of:
Shares of beneficial interest, at par	$2,982
Paid-in capital in excess of par	32,815,343

32,818,325
Undistributed net investment income	262,668
Accumulated net realized gain on investment and foreign currency transactions	41,972
Net unrealized appreciation on investments and foreign currencies	4,453,305

Net assets, April 30, 2018	$37,576,270

Class R6
Net asset value, offering price and redemption price per share, ($37,576,270 ÷ 2,982,455 shares of beneficial interest issued and outstanding)	$12.60

See Notes to Financial Statements.

48

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $52,875)	$463,083
Affiliated dividend income	6,558
Interest income	299
Income from securities lending, net (including affiliated income of $7)	45

Total income	469,985

Expenses
Management fee	41,537
Custodian and accounting fees	98,563
Audit fee	16,028
Legal fees and expenses	9,096
Shareholders’ reports	7,451
Trustees’ fees	5,925
Transfer agent’s fees and expenses (including affiliated expense of $168)	183
Miscellaneous	81,347

Total expenses	260,130
Less: Fee waiver and/or expense reimbursement	(210,286)

Net expenses	49,844

Net investment income (loss)	420,141

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2))	38,936
Futures transactions	41,114
Foreign currency transactions	3,645

83,695

Net change in unrealized appreciation (depreciation) on:
Investments	452,173
Futures	12,548
Foreign currencies	(1,942)

462,779

Net gain (loss) on investment and foreign currency transactions	546,474

Net Increase (Decrease) In Net Assets Resulting From Operations	$966,615

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	49

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	November 17, 2016* through October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$420,141	$473,069
Net realized gain (loss) on investment and foreign currency transactions	83,695	118,235
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	462,779	3,990,526

Net increase (decrease) in net assets resulting from operations	966,615	4,581,830

Dividends and Distributions
Dividends from net investment income
Class R6	(577,089)	(13,835)

Distributions from net realized gains
Class R6	(199,576)	—

Fund share transactions
Net proceeds from shares sold	8,498,330	27,757,899
Net asset value of shares issued in reinvestment of dividends and distributions	776,665	13,835
Cost of shares reacquired	(2,208,960)	(2,019,444)

Net increase (decrease) in net assets from Fund share transactions	7,066,035	25,752,290

Total increase (decrease)	7,255,985	30,320,285

Net Assets:
Beginning of period	30,320,285	—

End of period(a)	$37,576,270	$30,320,285

(a) Includes undistributed/(distributions in excess of) net investment income of:	$262,668	$419,616

*	Commencement of operations.

See Notes to Financial Statements.

50

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (the “PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (formerly known as Prudential Commodity Strategies Fund), which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Developed Markets Index Fund (the “Fund”). Effective June 11, 2018, the Funds’ name was changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek to provide investment results that approximate the performance of the Russell Developed Ex North America Large Cap Net Index.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily

PGIM QMA International Developed Markets Index Fund	51

Notes to Financial Statements (unaudited) (continued)

available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

52

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized

PGIM QMA International Developed Markets Index Fund	53

Notes to Financial Statements (unaudited) (continued)

foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

54

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: PIP2, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received

PGIM QMA International Developed Markets Index Fund	55

Notes to Financial Statements (unaudited) (continued)

as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss)

56

are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.25% of the Fund’s average daily net assets.

PGIM Investments has contractually agreed through February 28, 2019 to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements to 0.30% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. For the six months ended April 30, 2018, the waiver and/or expense reimbursement exceeded the effective management fee rate.

PGIM QMA International Developed Markets Index Fund	57

Notes to Financial Statements (unaudited) (continued)

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $7 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended April 30, 2018, were $7,420,053 and $1,163,900, respectively.

58

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, beginning of period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, end of period	Shares, end of period	Dividend Income
PGIM Core Ultra Short Bond Fund	$729,158	$67,359,347	$67,192,040	$—	$—	$896,465	896,465	$6,558
PGIM Institutional Money Market Fund	16,877	16,810	15,956	—	(2)	17,729	17,729	7

Total	$746,035	$67,376,157	$67,207,996	$—	$(2)	$914,194		$6,565

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$32,410,740

Gross Unrealized Appreciation	5,001,063
Gross Unrealized Depreciation	(651,534)

Net Unrealized Appreciation	$4,349,529

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class R6 shares. Effective as of May 22, 2017, shares of the Fund are registered under the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds, owned 2,978,703 Class R6 shares of the Fund. At reporting period end, Prudential owned 99.9% of the Fund’s outstanding shares.

PGIM QMA International Developed Markets Index Fund	59

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	678,055	$8,498,330
Shares issued in reinvestment of dividends and distributions	63,092	776,665
Shares reacquired	(173,807)	(2,208,960)

Net increase (decrease) in shares outstanding	567,340	$7,066,035

Period ended October 31, 2017*:
Shares sold	2,580,198	$27,757,899
Shares issued in reinvestment of dividends and distributions	1,359	13,835
Shares reacquired	(166,442)	(2,019,444)

Net increase (decrease) in shares outstanding	2,415,115	$25,752,290

*	Commencement of operations was November 17, 2016.

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

60

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2018		November 17, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.55		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.26
Net realized and unrealized gain (loss) on investments	0.20		2.30
Total from investment operations	0.36		2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.01)
Distributions from net realized gains on investments	(0.08)		-
Total dividends and distributions	(0.31)		(0.01)
Net asset value, end of period	$12.60		$12.55
Total Return(c):	2.90%		25.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,576		$30,320
Average net assets (000)	$33,505		$20,731
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.30%	(e)	0.33%	(e)
Expenses before waivers and/or expense reimbursement	1.57%	(e)	2.61%	(e)
Net investment income (loss)	2.53%	(e)	2.39%	(e)
Portfolio turnover rate	4%	(f)	7%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	61

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SHARE CLASS	R6*
NASDAQ	PQDMX
CUSIP	74440E607

*Formerly known as Class Q shares.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018